Schedule of Investments (unaudited)	iShares® Micro-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
AerSale Corp.(a)(b)	22,604	$400,995
Air Industries Group(a)(b)	63,325	57,436
Astronics Corp.(a)	60,096	721,152
Astrotech Corp.(a)	116,137	78,973
Byrna Technologies Inc.(a)	44,984	600,536
Cadre Holdings Inc.(a)(b)	15,461	393,019
CPI Aerostructures Inc.(a)	28,269	77,174
Ducommun Inc.(a)	26,480	1,238,470
Innovative Solutions & Support Inc.(a)	30,847	202,356
National Presto Industries Inc.	12,667	1,039,074
PAE Inc.(a)(b)	168,708	1,675,270
Park Aerospace Corp.	46,734	616,889
SIFCO Industries Inc.(a)	8,849	57,519
Sigma Labs Inc.(a)(b)	27,864	51,270
Triumph Group Inc.(a)	155,104	2,874,077
Vectrus Inc.(a)	27,897	1,276,846
Virtra Inc.(a)(b)	18,727	131,089
		11,492,145
Air Freight & Logistics — 0.1%
Air T Inc.(a)(b)	2,898	72,885
Radiant Logistics Inc.(a)	94,860	691,529
		764,414
Airlines — 0.0%
Mesa Air Group Inc.(a)(b)	85,916	481,130
Auto Components — 0.4%
Cooper-Standard Holdings Inc.(a)	41,214	923,606
Horizon Global Corp.(a)	54,543	435,253
Modine Manufacturing Co.(a)	121,899	1,229,961
Motorcar Parts of America Inc.(a)	45,237	772,196
Stoneridge Inc.(a)(b)	63,445	1,252,404
Strattec Security Corp.(a)	9,373	346,988
Superior Industries International Inc.(a)	62,935	281,949
Sypris Solutions Inc.(a)	29,725	73,123
Unique Fabricating Inc.(a)	22,176	43,465
XL Fleet Corp.(a)(b)	83,396	276,041
		5,634,986
Automobiles — 0.2%
Arcimoto Inc.(a)(b)	69,917	543,954
AYRO Inc.(a)(b)	80,909	130,263
Volcon Inc.(a)	7,347	79,348
Workhorse Group Inc.(a)(b)	293,947	1,281,609
		2,035,174
Banks — 13.3%
1st Constitution Bancorp.	22,122	568,314
ACNB Corp.	20,855	652,344
Affinity Bancshares Inc.(a)	14,244	219,358
Allegiance Bancshares Inc.	45,884	1,936,764
Amalgamated Financial Corp.	34,502	578,599
Amerant Bancorp Inc.	65,698	2,269,866
American National Bankshares Inc.	26,062	982,016
AmeriServ Financial Inc.	30,853	119,093
Ames National Corp.	21,970	538,045
Arrow Financial Corp.	34,613	1,219,416
Atlantic Capital Bancshares Inc.(a)	47,913	1,378,457
Auburn National Bancorp. Inc.	5,895	186,871
Bancorp. Inc. (The)(a)	125,738	3,182,429
Bank First Corp.	16,224	1,172,022
Security	Shares	Value

Banks (continued)
Bank of Marin Bancorp., Class A	38,229	$1,423,266
Bank of Princeton (The)	14,311	419,742
Bank of South Carolina Corp.	8,723	175,943
Bank of the James Financial Group Inc.	9,573	147,616
Bank7 Corp.	6,656	153,088
BankFinancial Corp.	29,944	319,502
Bankwell Financial Group Inc.	14,757	484,620
Bar Harbor Bankshares	36,743	1,062,975
Baycom Corp.(a)	24,392	457,594
BCB Bancorp. Inc.	36,137	557,594
Blue Ridge Bankshares Inc.	41,845	749,025
Business First Bancshares Inc.	46,799	1,324,880
Byline Bancorp Inc.	61,798	1,690,175
C&F Financial Corp.	8,304	425,082
California Bancorp Inc.(a)	18,176	364,247
Cambridge Bancorp.	16,974	1,588,597
Camden National Corp.	36,549	1,760,200
Capital Bancorp Inc./MD	19,135	501,337
Capital City Bank Group Inc.	33,067	872,969
Capstar Financial Holdings Inc.	50,215	1,056,021
Carter Bankshares Inc.(a)	63,575	978,419
CB Financial Services Inc.	12,232	294,791
CBTX Inc.	45,551	1,320,979
Central Pacific Financial Corp.	45,208	1,273,509
Central Valley Community Bancorp.	25,072	520,745
Chemung Financial Corp.	8,550	391,419
ChoiceOne Financial Services Inc.	17,630	467,019
Citizens & Northern Corp.	39,034	1,019,568
Citizens Community Bancorp. Inc./WI	23,875	328,759
Citizens Holding Co.	12,152	227,850
Civista Bancshares Inc.	36,503	890,673
CNB Financial Corp./PA	40,127	1,063,365
Coastal Financial Corp./WA(a)	22,846	1,156,465
Codorus Valley Bancorp. Inc.	22,500	486,000
Colony Bankcorp Inc.	21,421	365,656
Community Financial Corp.(The)	12,814	503,718
Community Trust Bancorp. Inc.	39,582	1,726,171
Community West Bancshares	17,156	228,175
ConnectOne Bancorp. Inc.	91,770	3,001,797
CrossFirst Bankshares Inc.(a)	113,731	1,775,341
Customers Bancorp. Inc.(a)	71,781	4,692,324
Dime Community Bancshares Inc.	85,030	2,989,655
Eagle Bancorp. Montana Inc.	15,533	356,948
Emclaire Financial Corp.	6,185	176,273
Enterprise Bancorp. Inc./MA	22,765	1,022,604
Equity Bancshares Inc., Class A(b)	33,180	1,125,797
Esquire Financial Holdings Inc.(a)(b)	16,462	520,528
Evans Bancorp. Inc.	12,796	515,679
Farmers & Merchants Bancorp. Inc./Archbold OH	24,738	812,149
Farmers National Banc Corp.	75,882	1,407,611
Fidelity D&D Bancorp. Inc.	10,011	590,649
Financial Institutions Inc.	39,697	1,262,365
First Bancorp. Inc. (The)	26,174	821,864
First Bancshares Inc. (The)	49,648	1,917,406
First Bank/Hamilton NJ	38,029	551,801
First Business Financial Services Inc.	19,767	576,603
First Capital Inc.	8,064	322,157
First Community Bankshares Inc.	41,996	1,403,506
First Community Corp./SC	18,093	375,611
First Financial Corp./IN	29,327	1,328,220

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Financial Northwest Inc.	18,187	$294,084
First Foundation Inc.	97,271	2,418,157
First Guaranty Bancshares Inc.	14,160	288,581
First Internet Bancorp.	22,750	1,070,160
First Mid Bancshares Inc.	41,036	1,755,930
First National Corp./VA.	10,164	232,247
First Northwest Bancorp.	19,601	396,528
First of Long Island Corp. (The)	56,681	1,223,743
First Savings Financial Group Inc.	14,191	374,642
First U.S. Bancshares Inc.	10,841	114,698
First United Corp.	16,216	305,996
First Western Financial Inc.(a)	15,542	471,855
Five Star Bancorp.	30,337	910,110
Flushing Financial Corp.	73,187	1,778,444
FNCB Bancorp Inc.	41,496	378,029
Franklin Financial Services Corp.	10,474	345,642
FVCBankcorp Inc.(a)	28,613	566,824
German American Bancorp. Inc.	60,603	2,362,305
Glen Burnie Bancorp.	7,067	98,726
Great Southern Bancorp. Inc.	26,434	1,566,214
Guaranty Bancshares Inc./TX	19,870	746,715
Hanmi Financial Corp.	72,797	1,723,833
Harborone Bancorp. Inc.	118,285	1,755,349
Hawthorn Bancshares Inc.	14,993	387,269
HBT Financial Inc.	25,299	473,850
Heritage Commerce Corp.	144,367	1,723,742
HomeStreet Inc.	46,679	2,427,308
HomeTrust Bancshares Inc.	36,783	1,139,537
Horizon Bancorp Inc./IN	104,883	2,186,811
Howard Bancorp. Inc.(a)	32,415	706,323
Independent Bank Corp./MI	51,157	1,221,118
Investar Holding Corp.	23,638	435,176
Lakeland Bancorp. Inc.	123,070	2,337,099
Landmark Bancorp. Inc./Manhattan KS	10,394	296,229
LCNB Corp.	29,265	571,545
Level One Bancorp. Inc.	12,019	474,029
Limestone Bancorp. Inc.(a)	12,662	236,146
Macatawa Bank Corp.	67,604	596,267
MainStreet Bancshares Inc.(a)	17,220	423,440
Malvern Bancorp. Inc.(a)(b)	17,723	277,719
Mercantile Bank Corp.	38,767	1,358,008
Meridian Corp.	13,163	484,004
Metrocity Bankshares Inc.	46,274	1,273,923
Metropolitan Bank Holding Corp.(a)	23,867	2,542,552
Mid Penn Bancorp. Inc.	35,176	1,116,486
Middlefield Banc Corp.	14,090	349,714
Midland States Bancorp. Inc.	53,736	1,332,115
MidWestOne Financial Group Inc.	36,077	1,167,812
MVB Financial Corp.	24,810	1,030,111
National Bankshares Inc.	15,329	555,830
Nicolet Bankshares Inc.(a)(b)	30,523	2,617,347
Northeast Bank	18,333	655,038
Northrim Bancorp. Inc.	15,024	652,943
Norwood Financial Corp.	18,443	479,334
Oak Valley Bancorp.	16,614	289,084
Ohio Valley Banc Corp.	10,718	311,358
Old Point Financial Corp.	9,723	221,490
Old Second Bancorp. Inc.	67,826	853,929
Orange County Bancorp Inc.	3,322	139,956
Origin Bancorp Inc.	54,188	2,325,749
Security	Shares	Value

Banks (continued)
Orrstown Financial Services Inc.	26,889	$677,603
Parke Bancorp. Inc.	25,291	538,192
Partners Bancorp.	24,060	235,307
Pathfinder Bancorp.Inc.	8,221	139,182
Patriot National Bancorp Inc.(a)	9,315	144,848
PCB Bancorp.	29,195	641,122
Peapack Gladstone Financial Corp.	44,015	1,558,131
Penns Woods Bancorp. Inc.	16,904	398,427
Peoples Bancorp. Inc./OH.	64,653	2,056,612
Peoples Bancorp. of North Carolina Inc.	10,868	299,848
Peoples Financial Services Corp.	17,385	916,016
Plumas Bancorp.	11,699	395,309
Preferred Bank/Los Angeles CA	23,500	1,687,065
Primis Financial Corp.	59,913	901,092
Professional Holding Corp., Class A(a)	29,752	570,048
QCR Holdings Inc.	37,249	2,085,944
RBB Bancorp.	35,607	932,903
Red River Bancshares Inc.	11,234	601,019
Republic Bancorp. Inc./KY, Class A	23,589	1,199,265
Republic First Bancorp. Inc.(a)	109,941	408,981
Richmond Mutual Bancorp. Inc.	26,994	434,873
Salisbury Bancorp. Inc.	6,487	343,033
SB Financial Group Inc.	16,081	313,097
Shore Bancshares Inc.	41,562	866,568
Sierra Bancorp.	35,066	952,042
SmartFinancial Inc.	33,325	911,772
Sound Financial Bancorp. Inc.	5,551	244,244
South Plains Financial Inc.	25,382	705,873
Southern First Bancshares Inc.(a)	18,200	1,137,318
Southern States Bancshares Inc.(b)	5,082	99,912
Spirit of Texas Bancshares Inc.	31,437	904,757
Stock Yards Bancorp. Inc.	59,117	3,776,394
Summit Financial Group Inc.	28,060	770,247
Summit State Bank	13,540	204,048
Third Coast Bancshares Inc.(a)	8,786	228,260
TriState Capital Holdings Inc.(a)	70,336	2,128,367
Union Bankshares Inc./Morrisville VT	9,828	285,602
United Bancorp. Inc./OH	12,085	201,336
United Bancshares Inc./OH	6,760	206,180
United Security Bancshares/Fresno CA	34,713	281,870
Unity Bancorp. Inc.	17,248	452,760
Univest Financial Corp.	71,835	2,149,303
USCB Financial Holdings Inc.(a)	11,636	167,791
Village Bank and Trust Financial Corp.	1,734	98,144
Virginia National Bankshares Corp.(b)	11,474	424,538
Washington Trust Bancorp. Inc.	42,968	2,422,106
West Bancorp. Inc.	39,615	1,230,838
		166,505,626
Beverages — 0.1%
Alkaline Water Co. Inc. (The)(a)(b)	204,640	241,475
NewAge Inc.(a)(b)	324,500	334,235
Reed’s Inc.(a)(b)	226,169	81,127
Willamette Valley Vineyards Inc.(a)	11,577	100,488
Winc Inc.(a)	3,824	20,076
Zevia PBC, Class A(a)(b)	24,481	172,591
		949,992
Biotechnology — 14.7%
180 Life Sciences Corp.(a)	69,164	269,740
4D Molecular Therapeutics Inc.(a)	67,818	1,487,927
89bio Inc.(a)	24,553	320,908

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Aadi Bioscience Inc.(a)(b)	44,624	$1,077,670
Abeona Therapeutics Inc.(a)(b)	208,732	70,343
Acorda Therapeutics Inc.(a)(b)	26,172	62,551
Actinium Pharmaceuticals Inc.(a)(b)	52,870	317,749
Acumen Pharmaceuticals Inc.(a)	23,725	160,381
Acurx Pharmaceuticals Inc.(a)(b)	6,038	26,446
Adicet Bio Inc.(a)	50,290	879,572
Aditx Therapeutics Inc.(a)(b)	31,249	16,753
ADMA Biologics Inc.(a)(b)	438,333	618,050
Adverum Biotechnologies Inc.(a)(b)	208,622	367,175
Aeglea BioTherapeutics Inc.(a)	96,935	460,441
Aerovate Therapeutics Inc.(a)	24,596	289,987
Affimed NV(a)	282,176	1,557,611
Agenus Inc.(a)(b)	535,284	1,723,614
AgeX Therapeutics Inc.(a)	60,584	66,037
Aileron Therapeutics Inc.(a)(b)	184,708	103,972
AIM ImmunoTech Inc.(a)(b)	117,299	107,915
Akebia Therapeutics Inc.(a)	426,037	962,844
Akero Therapeutics Inc.(a)(b)	61,953	1,310,306
Akouos Inc.(a)(b)	57,848	491,708
Albireo Pharma Inc.(a)(b)	40,630	946,273
Aldeyra Therapeutics Inc.(a)(b)	116,774	467,096
Aligos Therapeutics Inc.(a)	50,954	604,824
Allena Pharmaceuticals Inc.(a)(b)	129,914	76,974
Alpine Immune Sciences Inc.(a)	28,202	390,598
Altimmune Inc.(a)	97,047	888,950
AnaptysBio Inc.(a)	46,848	1,627,968
Anavex Life Sciences Corp.(a)(b)	162,720	2,821,565
Anika Therapeutics Inc.(a)	35,109	1,257,955
Anixa Biosciences Inc.(a)(b)	66,459	197,383
Annexon Inc.(a)	75,219	864,266
Annovis Bio Inc.(a)(b)	13,132	230,861
Applied Genetic Technologies Corp./DE(a)(b)	104,238	198,052
Applied Therapeutics Inc.(a)	43,829	392,270
Aprea Therapeutics Inc.(a)(b)	44,432	127,520
Aptevo Therapeutics Inc.(a)	6,103	48,031
Aptinyx Inc.(a)	109,131	291,380
AquaBounty Technologies Inc.(a)(b)	130,900	274,890
Aravive Inc.(a)(b)	37,215	81,501
Arbutus Biopharma Corp.(a)	193,289	751,894
ARCA biopharma Inc.(a)(b)	36,632	78,759
Arcturus Therapeutics Holdings Inc.(a)(b)	51,274	1,897,651
Ardelyx Inc.(a)(b)	230,524	253,576
Aridis Pharmaceuticals Inc.(a)(b)	24,218	56,428
Armata Pharmaceuticals Inc.(a)(b)	23,859	130,747
Assembly Biosciences Inc.(a)	104,361	243,161
Astria Therapeutics Inc.(a)(b)	9,515	51,286
Athenex Inc.(a)(b)	208,101	283,017
Athersys Inc.(a)(b)	491,447	443,580
Atossa Therapeutics Inc.(a)(b)	281,176	449,882
Atreca Inc., Class A(a)(b)	62,965	190,784
aTyr Pharma Inc.(a)(b)	64,228	479,783
Aura Biosciences Inc.(a)	12,101	205,475
Avalo Therapeutics Inc.(a)	145,092	246,656
AVEO Pharmaceuticals Inc.(a)(b)	73,383	344,166
Avid Bioservices Inc.(a)(b)	146,436	4,273,002
Avidity Biosciences Inc.(a)	91,399	2,172,554
Avita Medical Inc.(a)	58,342	698,937
Avrobio Inc.(a)	93,039	358,200
Axcella Health Inc.(a)(b)	49,527	103,511
Security	Shares	Value

Biotechnology (continued)
Aziyo Biologics Inc., Class A(a)(b)	6,216	$39,161
Benitec Biopharma Inc.(a)	18,806	49,272
Beyondspring Inc.(a)	55,863	253,059
BioCardia Inc.(a)(b)	33,423	64,841
Biocept Inc.(a)(b)	35,356	127,989
Biomea Fusion Inc.(a)(b)	53,090	395,520
Bio-Path Holdings Inc.(a)	16,040	60,471
BioVie Inc.(a)	9,516	42,822
Bioxcel Therapeutics Inc.(a)(b)	42,223	858,394
Bolt Biotherapeutics Inc.(a)(b)	57,309	280,814
BrainStorm Cell Therapeutics Inc.(a)	76,556	306,224
Cabaletta Bio Inc.(a)	53,737	203,663
Caladrius Biosciences Inc.(a)	144,833	121,891
Calithera Biosciences Inc.(a)(b)	168,470	112,066
Calyxt Inc.(a)(b)	35,114	74,793
Candel Therapeutics Inc.(a)	22,904	179,109
Capricor Therapeutics Inc.(a)(b)	51,606	151,206
Cardiff Oncology Inc.(a)	92,889	558,263
CASI Pharmaceuticals Inc.(a)(b)	262,945	210,356
Catalyst Biosciences Inc.(a)	76,223	69,668
Catalyst Pharmaceuticals Inc.(a)	235,990	1,597,652
Celcuity Inc.(a)	23,959	316,019
Celldex Therapeutics Inc.(a)(b)	111,585	4,311,644
Cellectar Biosciences Inc.(a)	138,298	91,830
CEL-SCI Corp.(a)(b)	86,492	614,093
Celsion Corp.(a)(b)	203,066	109,656
Checkmate Pharmaceuticals Inc.(a)(b)	20,519	58,890
Checkpoint Therapeutics Inc.(a)(b)	155,348	483,132
ChemoCentryx Inc.(a)	131,078	4,772,550
Chimerix Inc.(a)	175,763	1,130,156
Chinook Therapeutics Inc.(a)	95,485	1,557,360
Cidara Therapeutics Inc.(a)(b)	143,812	182,641
Clene Inc.(a)(b)	50,727	207,981
Clovis Oncology Inc.(a)(b)	271,700	736,307
Codiak Biosciences Inc.(a)	38,258	426,194
Cogent Biosciences Inc.(a)(b)	89,565	768,468
Cohbar Inc.(a)	134,961	47,223
Concert Pharmaceuticals Inc.(a)(b)	75,872	238,997
Contra GTX Inc., NVS(a)(b)(c)	1,634	1,675
ContraFect Corp.(a)(b)	95,759	251,846
Corbus Pharmaceuticals Holdings Inc.(a)(b)	290,310	178,744
Corvus Pharmaceuticals Inc.(a)(b)	77,119	185,857
Crinetics Pharmaceuticals Inc.(a)	111,837	3,177,289
CTI BioPharma Corp.(a)(b)	208,821	517,876
Cue Biopharma Inc.(a)	74,133	838,444
Curis Inc.(a)	208,680	993,317
Cyclacel Pharmaceuticals Inc.(a)(b)	24,547	94,997
Cyclerion Therapeutics Inc.(a)(b)	79,419	136,601
Cyclo Therapeutics Inc.(a)(b)	12,677	47,285
Cyteir Therapeutics Inc.(a)(b)	20,543	233,574
CytomX Therapeutics Inc.(a)(b)	156,210	676,389
Decibel Therapeutics Inc.(a)(b)	33,573	156,114
Dermtech Inc.(a)(b)	58,460	923,668
DiaMedica Therapeutics Inc.(a)	45,137	168,361
Dyadic International Inc.(a)(b)	48,187	217,805
Dynavax Technologies Corp.(a)(b)	261,547	3,679,966
Eagle Pharmaceuticals Inc./DE(a)	27,867	1,418,988
Eiger BioPharmaceuticals Inc.(a)	79,023	410,129
Eledon Pharmaceuticals Inc.(a)(b)	33,173	146,293
Elevation Oncology Inc.(a)(b)	15,998	96,308

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Eliem Therapeutics Inc.(a)(b)	17,602	$184,117
Enochian Biosciences Inc.(a)(b)	39,829	290,353
Entasis Therapeutics Holdings Inc.(a)	25,140	55,057
Entrada Therapeutics Inc.(a)(b)	22,437	384,121
Epizyme Inc.(a)	220,253	550,632
Equillium Inc.(a)(b)	31,559	118,346
Evelo Biosciences Inc.(a)(b)	73,220	444,445
Exagen Inc.(a)	24,864	289,168
Exicure Inc.(a)	146,012	29,509
Fennec Pharmaceuticals Inc.(a)(b)	43,040	189,376
Finch Therapeutics Group Inc.(a)	19,103	190,457
Foghorn Therapeutics Inc.(a)	47,110	1,077,406
Forte Biosciences Inc.(a)(b)	28,115	60,166
Fortress Biotech Inc.(a)(b)	182,093	455,232
Frequency Therapeutics Inc.(a)(b)	76,966	394,836
G1 Therapeutics Inc.(a)(b)	95,551	975,576
Gain Therapeutics Inc.(a)	10,347	55,253
Galectin Therapeutics Inc.(a)(b)	91,779	189,983
Galera Therapeutics Inc.(a)(b)	34,990	160,604
Gemini Therapeutics Inc.(a)(b)	55,650	161,941
Genocea Biosciences Inc.(a)(b)	100,964	117,118
Genprex Inc.(a)	110,168	144,320
GeoVax Labs Inc.(a)(b)	13,920	50,390
Geron Corp.(a)(b)	730,813	891,592
GlycoMimetics Inc.(a)(b)	101,728	146,488
Gossamer Bio Inc.(a)(b)	151,044	1,708,308
Graphite Bio Inc.(a)(b)	39,911	496,094
Greenwich Lifesciences Inc.(a)	9,954	242,181
Gritstone bio Inc.(a)(b)	103,843	1,335,421
GT Biopharma Inc.(a)	42,822	130,607
Harpoon Therapeutics Inc.(a)	45,182	341,124
HCW Biologics Inc.(a)(b)	15,534	36,039
Heat Biologics Inc.(a)(b)	61,692	187,544
Homology Medicines Inc.(a)(b)	100,637	366,319
Hookipa Pharma Inc.(a)(b)	46,178	107,595
Humanigen Inc.(a)	117,263	436,218
iBio Inc.(a)(b)	518,447	284,627
Icosavax Inc.(a)(b)	32,235	737,537
Ideaya Biosciences Inc.(a)	79,548	1,880,515
Idera Pharmaceuticals Inc.(a)	113,452	64,668
Imago Biosciences Inc.(a)	23,847	565,412
Immucell Corp.(a)	13,338	106,571
Immuneering Corp., Class A(a)(b)	20,765	335,770
Immunic Inc.(a)	44,781	428,554
ImmunoGen Inc.(a)	479,466	3,557,638
Immunome Inc.(a)(b)	21,219	274,998
Impel Neuropharma Inc.(a)(b)	12,833	110,749
IN8bio Inc.(a)(b)	8,890	39,027
Infinity Pharmaceuticals Inc.(a)	210,522	473,674
Inhibikase Therapeutics Inc.(a)(b)	50,636	74,435
Inhibrx Inc.(a)	67,665	2,954,931
Inmune Bio Inc.(a)(b)	22,165	226,083
Inozyme Pharma Inc.(a)	36,255	247,259
Intercept Pharmaceuticals Inc.(a)(b)	60,348	983,069
iTeos Therapeutics Inc.(a)	49,001	2,281,487
IVERIC bio Inc.(a)(b)	279,164	4,667,622
Janux Therapeutics Inc.(a)(b)	31,889	629,170
Jounce Therapeutics Inc.(a)	79,429	663,232
KalVista Pharmaceuticals Inc.(a)	54,709	723,800
Karyopharm Therapeutics Inc.(a)(b)	175,262	1,126,935
Security	Shares	Value

Biotechnology (continued)
Keros Therapeutics Inc.(a)	37,646	$2,202,667
Kezar Life Sciences Inc.(a)	85,057	1,422,153
Kintara Therapeutics Inc.(a)(b)	89,943	45,871
Kiromic BioPharma Inc.(a)(b)	34,023	52,055
La Jolla Pharmaceutical Co.(a)	41,701	193,910
Lantern Pharma Inc.(a)	18,588	148,332
Larimar Therapeutics Inc.(a)(b)	27,854	300,545
Leap Therapeutics Inc.(a)(b)	140,172	454,157
Lexicon Pharmaceuticals Inc.(a)(b)	169,852	669,217
Lineage Cell Therapeutics Inc.(a)	301,585	738,883
Lixte Biotechnology Holdings Inc.(a)	13,497	16,061
LogicBio Therapeutics Inc.(a)(b)	52,259	120,718
Lumos Pharma Inc.(a)(b)	15,535	107,813
Magenta Therapeutics Inc.(a)	74,134	328,414
MannKind Corp.(a)(b)	598,181	2,614,051
Marker Therapeutics Inc.(a)(b)	148,902	141,487
MediciNova Inc.(a)(b)	113,209	303,400
MEI Pharma Inc.(a)	260,553	695,676
MeiraGTx Holdings PLC(a)	72,341	1,717,375
Merrimack Pharmaceuticals Inc.(a)	24,322	95,099
Mersana Therapeutics Inc.(a)	174,859	1,087,623
Metacrine Inc.(a)(b)	38,282	25,810
MiMedx Group Inc.(a)	270,432	1,633,409
Minerva Neurosciences Inc.(a)(b)	96,461	77,265
MiNK Therapeutics Inc.(a)	3,154	14,067
Mirum Pharmaceuticals Inc.(a)	9,099	145,129
Molecular Templates Inc.(a)	89,282	349,985
Moleculin Biotech Inc.(a)	66,928	124,486
Monopar Therapeutics Inc.(a)	11,164	36,060
Mustang Bio Inc.(a)(b)	174,238	289,235
NanoViricides Inc.(a)	27,778	103,334
Navidea Biopharmaceuticals Inc.(a)	57,480	57,480
Neoleukin Therapeutics Inc.(a)	87,038	419,523
NeuBase Therapeutics Inc.(a)(b)	64,145	180,247
NeuroBo Pharmaceuticals Inc.(a)	22,035	26,883
NexImmune Inc.(a)	43,038	198,405
NextCure Inc.(a)	44,986	269,916
Nkarta Inc.(a)	34,837	534,748
Nuvalent Inc., Class A(a)(b)	26,269	500,162
Nymox Pharmaceutical Corp.(a)	108,357	140,864
Olema Pharmaceuticals Inc.(a)(b)	60,646	567,647
Omega Therapeutics Inc.(a)(b)	18,144	205,572
Oncocyte Corp.(a)	144,350	313,239
Oncorus Inc.(a)	50,602	266,673
OncoSec Medical Inc.(a)(b)	62,524	59,998
Oncternal Therapeutics Inc.(a)	110,488	250,808
OpGen Inc.(a)	92,506	92,506
Organovo Holdings Inc.(a)(b)	21,158	76,804
Orgenesis Inc.(a)	54,115	155,851
ORIC Pharmaceuticals Inc.(a)	76,307	1,121,713
Outlook Therapeutics Inc.(a)	219,226	298,147
Ovid therapeutics Inc.(a)(b)	136,630	438,582
Oyster Point Pharma Inc.(a)(b)	26,673	487,049
Panbela Therapeutics Inc.(a)(b)	28,492	49,861
Pasithea Therapeutics Corp.(a)	8,502	15,049
PDS Biotechnology Corp.(a)(b)	55,876	452,596
PhaseBio Pharmaceuticals Inc.(a)(b)	91,123	237,831
Phio Pharmaceuticals Corp.(a)(b)	33,507	33,507
Pieris Pharmaceuticals Inc.(a)	136,037	514,220
Plus Therapeutics Inc.(a)(b)	30,192	31,702

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Portage Biotech Inc.(a)	12,244	$131,378
Poseida Therapeutics Inc.(a)	69,068	470,353
Precision BioSciences Inc.(a)(b)	122,177	904,110
Prometheus Biosciences Inc.(a)(b)	72,947	2,884,324
Protagonist Therapeutics Inc.(a)	108,679	3,716,822
Protalix BioTherapeutics Inc.(a)(b)	106,096	88,240
Protara Therapeutics Inc.(a)(b)	24,386	164,605
Prothena Corp. PLC(a)	87,727	4,333,714
Puma Biotechnology Inc.(a)	78,091	237,397
Pyxis Oncology Inc.(a)	26,091	286,218
Qualigen Therapeutics Inc.(a)(b)	62,464	66,836
Rallybio Corp.(a)(b)	17,596	167,866
RAPT Therapeutics Inc.(a)	51,745	1,900,594
Reneo Pharmaceuticals Inc.(a)(b)	20,120	172,026
Rezolute Inc.(a)	18,006	86,069
Rigel Pharmaceuticals Inc.(a)(b)	410,967	1,089,063
Salarius Pharmaceuticals Inc.(a)	108,789	53,916
Savara Inc.(a)(b)	186,804	231,637
Scholar Rock Holding Corp.(a)(b)	68,280	1,696,075
Scopus Biopharma Inc.(a)(b)	18,260	29,855
Selecta Biosciences Inc.(a)	222,652	725,845
SELLAS Life Sciences Group Inc.(a)(b)	38,903	215,134
Sensei Biotherapeutics Inc.(a)	50,837	294,855
Sera Prognostics Inc., Class A(a)(b)	11,324	77,796
Sesen Bio Inc.(a)(b)	490,179	399,496
Sierra Oncology Inc.(a)	18,308	398,016
Sigilon Therapeutics Inc.(a)	35,794	98,791
Sio Gene Therapies Inc.(a)(b)	130,378	168,188
Soleno Therapeutics Inc.(a)(b)	119,723	49,086
Solid Biosciences Inc.(a)(b)	143,821	251,687
Soligenix Inc.(a)(b)	94,397	62,330
Spectrum Pharmaceuticals Inc.(a)(b)	392,421	498,375
Spero Therapeutics Inc.(a)(b)	58,095	930,101
Spruce Biosciences Inc.(a)(b)	22,084	98,495
SQZ Biotechnologies Co.(a)	55,887	499,071
Statera Biopharma Inc.(a)(b)	54,634	125,658
Summit Therapeutics Inc.(a)	65,507	176,214
Surface Oncology Inc.(a)	85,523	408,800
Sutro Biopharma Inc.(a)(b)	105,350	1,567,608
Syndax Pharmaceuticals Inc.(a)(b)	109,579	2,398,684
Synlogic Inc.(a)	99,815	241,552
Syros Pharmaceuticals Inc.(a)(b)	138,653	452,009
T2 Biosystems Inc.(a)(b)	344,060	177,604
Talaris Therapeutics Inc.(a)(b)	51,657	789,836
Taysha Gene Therapies Inc.(a)	54,695	637,197
TCR2 Therapeutics Inc.(a)	75,770	353,088
Tenax Therapeutics Inc.(a)	31,085	32,328
Tenaya Therapeutics Inc.(a)	33,567	636,095
Tonix Pharmaceuticals Holding Corp.(a)	1,062,864	380,186
Tracon Pharmaceuticals Inc.(a)(b)	37,003	102,498
TransCode Therapeutics Inc.(a)(b)	15,411	39,144
Trevena Inc.(a)(b)	392,911	228,871
TScan Therapeutics Inc., NVS(a)(b)	16,162	72,729
Tyme Technologies Inc.(a)(b)	164,764	99,369
Tyra Biosciences Inc.(a)(b)	29,785	419,075
Unicycive Therapeutics Inc.(a)(b)	14,744	30,373
UNITY Biotechnology Inc.(a)(b)	102,880	150,205
UroGen Pharma Ltd.(a)	47,904	455,567
Vaccinex Inc.(a)(b)	43,618	45,799
Vanda Pharmaceuticals Inc.(a)	133,169	2,089,422
Security	Shares	Value

Biotechnology (continued)
Vaxart Inc.(a)(b)	297,949	$1,868,140
Vaxcyte Inc.(a)(b)	97,928	2,329,707
VBI Vaccines Inc.(a)(b)	459,082	1,074,252
Vera Therapeutics Inc.(a)(b)	24,060	642,883
Verastem Inc.(a)	415,154	851,066
Viking Therapeutics Inc.(a)(b)	163,894	753,912
Vincerx Pharma Inc.(a)	38,974	397,145
Viracta Therapeutics Inc.(a)	90,293	329,569
Viridian Therapeutics Inc.(a)	43,430	858,611
Virios Therapeutics Inc.(a)(b)	17,302	88,586
VistaGen Therapeutics Inc.(a)	466,978	910,607
Vor BioPharma Inc.(a)(b)	45,809	532,301
Voyager Therapeutics Inc.(a)(b)	67,069	181,757
vTv Therapeutics Inc., Class A(a)(b)	55,006	54,731
Vyant Bio Inc.(a)	74,675	100,811
Werewolf Therapeutics Inc.(a)(b)	64,260	765,337
Windtree Therapeutics Inc.(a)(b)	46,958	75,368
X4 Pharmaceuticals Inc.(a)(b)	57,463	131,590
XBiotech Inc.	36,262	403,596
Xilio Therapeutics Inc.(a)	18,236	291,776
XOMA Corp.(a)(b)	14,618	304,785
Yield10 Bioscience Inc.(a)(b)	10,305	50,701
Yumanity Therapeutics Inc.(a)(b)	22,288	65,972
ZIOPHARM Oncology Inc.(a)(b)	504,853	550,290
		184,498,344
Building Products — 0.4%
Alpha Pro Tech Ltd.(a)(b)	28,750	171,638
Applied UV Inc.(a)(b)	7,986	21,562
Armstrong Flooring Inc.(a)(b)	52,064	103,087
Caesarstone Ltd.	54,542	618,506
Insteel Industries Inc.	45,537	1,812,828
Jewett-Cameron Trading Co. Ltd.(a)	7,117	59,925
Quanex Building Products Corp.	80,974	2,006,536
		4,794,082
Capital Markets — 1.3%
Ashford Inc.(a)	2,632	43,823
Associated Capital Group Inc., Class A	4,317	185,631
Blucora Inc.(a)	118,652	2,055,053
Cohen & Co. Inc.	1,674	24,792
Cowen Inc., Class A	64,102	2,314,082
Diamond Hill Investment Group Inc.	7,385	1,434,388
Donnelley Financial Solutions Inc.(a)	71,443	3,367,823
GAMCO Investors Inc., Class A	12,338	308,203
Greenhill & Co. Inc.	33,570	601,910
Hennessy Advisors Inc.	11,291	122,620
Heritage Global Inc.(a)(b)	56,049	104,251
Manning & Napier Inc.	33,628	279,449
Oppenheimer Holdings Inc., Class A, NVS	22,794	1,056,958
Pzena Investment Management Inc., Class A	41,997	397,712
Safeguard Scientifics Inc.(a)	39,910	293,338
Siebert Financial Corp.(a)	31,493	73,064
Silvercrest Asset Management Group Inc., Class A	24,015	412,338
StoneX Group Inc.(a)	40,944	2,507,820
Value Line Inc.	2,524	118,174
Westwood Holdings Group Inc.	18,126	307,054
		16,008,483
Chemicals — 1.2%
Advanced Emissions Solutions Inc.(a)	40,923	270,910
AdvanSix Inc.	66,288	3,132,108

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
AgroFresh Solutions Inc.(a)	68,307	$135,931
American Vanguard Corp.	70,113	1,149,152
Core Molding Technologies Inc.(a)(b)	18,787	159,877
Crown ElectroKinetics Corp.(a)(b)	17,754	70,838
Flexible Solutions International Inc.(a)	18,922	73,607
Flotek Industries Inc.(a)(b)	163,581	184,846
FutureFuel Corp.	70,228	536,542
Hawkins Inc.	46,479	1,833,597
Intrepid Potash Inc.(a)(b)	24,309	1,038,724
Koppers Holdings Inc.(a)	50,694	1,586,722
LSB Industries Inc.(a)	146,275	1,616,339
Marrone Bio Innovations Inc.(a)	251,365	181,033
Northern Technologies International Corp.	18,620	284,886
Rayonier Advanced Materials Inc.(a)	149,122	851,487
Trecora Resources(a)(b)	56,735	458,419
Tredegar Corp.	63,777	753,844
Valhi Inc.	6,255	179,831
		14,498,693
Commercial Services & Supplies — 1.9%
ACCO Brands Corp.	228,130	1,884,354
Acme United Corp.	5,495	185,182
Aqua Metals Inc.(a)(b)	165,458	203,513
ARC Document Solutions Inc.	88,690	310,415
Aris Water Solution Inc.(a)	47,590	616,291
BioHiTech Global Inc.(a)	45,399	31,825
CECO Environmental Corp.(a)	75,247	468,789
Charah Solutions Inc.(a)(b)	33,270	157,367
CompX International Inc.	3,952	88,802
Ennis Inc.	62,831	1,227,089
Fuel Tech Inc.(a)(b)	61,193	85,670
Heritage-Crystal Clean Inc.(a)	38,069	1,218,969
Interface Inc.	140,886	2,247,132
Kimball International Inc., Class B	88,397	904,301
Montrose Environmental Group Inc.(a)(b)	63,500	4,477,385
NL Industries Inc.	20,579	152,285
Odyssey Marine Exploration Inc.(a)	29,426	153,015
Performant Financial Corp.(a)(b)	106,091	255,679
Perma-Fix Environmental Services Inc.(a)	26,287	166,397
Quad/Graphics Inc.(a)	82,717	330,868
Quest Resource Holding Corp.(a)	38,750	268,925
RR Donnelley & Sons Co.(a)	172,213	1,939,118
SP Plus Corp.(a)	56,329	1,589,604
Team Inc.(a)	63,952	69,708
TOMI Environmental Solutions Inc.(a)	21,864	36,076
Viad Corp.(a)	49,384	2,113,141
Vidler Water Resouces Inc.(a)(b)	40,929	494,422
Virco Mfg. Corp.(a)	26,162	80,056
VSE Corp.	25,597	1,559,881
		23,316,259
Communications Equipment — 1.4%
Applied Optoelectronics Inc.(a)(b)	64,026	329,094
Aviat Networks Inc.(a)(b)	22,665	727,093
BK Technologies Corp.	35,919	86,568
CalAmp Corp.(a)	84,558	596,980
Cambium Networks Corp.(a)	26,487	678,862
Casa Systems Inc.(a)	78,341	444,194
Clearfield Inc.(a)	27,710	2,339,278
ClearOne Inc.(a)(b)	20,807	26,841
Communications Systems Inc.	17,671	42,410
ComSovereign Holding Corp.(a)(b)	124,887	94,277
Security	Shares	Value

Communications Equipment (continued)
Comtech Telecommunications Corp.	63,128	$1,495,502
Digi International Inc.(a)	82,188	2,019,359
DZS Inc.(a)	41,644	675,466
EMCORE Corp.(a)(b)	89,781	626,671
Franklin Wireless Corp.(a)(b)	19,764	86,369
Genasys Inc.(a)(b)	80,636	320,931
Harmonic Inc.(a)(b)	219,737	2,584,107
Inseego Corp.(a)(b)	207,392	1,209,095
KVH Industries Inc.(a)	36,709	337,356
Lantronix Inc.(a)(b)	54,625	427,714
Network-1 Technologies Inc.	30,796	86,845
Ondas Holdings Inc.(a)(b)	75,654	507,638
PCTEL Inc.(a)	43,906	248,947
Resonant Inc.(a)(b)	143,614	245,580
Ribbon Communications Inc.(a)(b)	172,140	1,041,447
TESSCO Technologies Inc.(a)	15,683	97,078
Vislink Technologies Inc.(a)(b)	112,806	133,111
		17,508,813
Construction & Engineering — 1.8%
Argan Inc.	36,432	1,409,554
Bowman Consulting Group Ltd.(a)(b)	72,354	1,537,161
Concrete Pumping Holdings Inc.(a)(b)	61,231	502,094
Great Lakes Dredge & Dock Corp.(a)(b)	156,884	2,466,217
IES Holdings Inc.(a)	20,891	1,057,920
Infrastructure and Energy Alternatives Inc.(a)	66,302	609,978
INNOVATE Corp.(a)(b)	112,945	417,897
iSun Inc.(a)(b)	17,541	104,544
Limbach Holdings Inc.(a)(b)	23,557	212,013
Matrix Service Co.(a)	62,664	471,233
Moving Image Technologies LLC(a)(b)	16,262	34,150
MYR Group Inc.(a)	40,102	4,433,276
Northwest Pipe Co.(a)	23,172	736,870
NV5 Global Inc.(a)(b)	31,917	4,408,376
Orbital Energy Group Inc.(a)(b)	106,977	234,280
Orion Group Holdings Inc.(a)(b)	70,477	265,698
Sterling Construction Co. Inc.(a)(b)	67,954	1,787,190
Tutor Perini Corp.(a)	101,322	1,253,353
Williams Industrial Services Group Inc.(a)(b)	44,038	131,674
		22,073,478
Construction Materials — 0.2%
Forterra Inc.(a)	71,119	1,691,210
Smith-Midland Corp.(a)	10,161	477,567
United State Lime & Minerals Inc.	4,971	641,358
		2,810,135
Consumer Finance — 0.9%
Atlanticus Holdings Corp.(a)(b)	11,872	846,711
Consumer Portfolio Services Inc.(a)	36,036	427,027
Curo Group Holdings Corp.	49,523	792,863
Elevate Credit Inc.(a)(b)	54,512	161,901
Enova International Inc.(a)	88,163	3,611,156
EZCORP Inc., Class A, NVS(a)	120,265	886,353
Medallion Financial Corp.(a)(b)	50,417	292,419
Nicholas Financial Inc.(a)	11,827	139,440
Oportun Financial Corp.(a)(b)	51,506	1,042,996
Regional Management Corp.	18,752	1,077,490
World Acceptance Corp.(a)(b)	10,488	2,574,070
		11,852,426
Containers & Packaging — 0.5%
Myers Industries Inc.	87,779	1,756,458

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Containers & Packaging (continued)
Ranpak Holdings Corp.(a)(b)	91,032	$3,420,982
UFP Technologies Inc.(a)(b)	16,664	1,170,813
		6,348,253
Distributors — 0.1%
AMCON Distributing Co.	397	79,205
Educational Development Corp.	16,230	144,772
Funko Inc., Class A(a)(b)	65,551	1,232,359
Greenlane Holdings Inc., Class A(a)(b)	40,563	39,107
Weyco Group Inc.	14,759	353,330
		1,848,773
Diversified Consumer Services — 1.2%
American Public Education Inc.(a)	44,507	990,281
Amesite Inc.(a)(b)	29,041	29,912
Aspen Group Inc./CO(a)	54,702	129,097
Carriage Services Inc.	37,277	2,402,130
Elite Education Group International Ltd.(a)	2,105	6,946
European Wax Center Inc., Class A(a)(b)	32,028	972,050
Houghton Mifflin Harcourt Co.(a)	308,314	4,963,855
Lincoln Educational Services Corp.(a)	59,233	442,471
OneSpaWorld Holdings Ltd.(a)	132,097	1,323,612
Perdoceo Education Corp.(a)	171,244	2,013,829
Regis Corp.(a)	101,429	176,486
StoneMor Inc.(a)	78,488	178,953
Universal Technical Institute Inc.(a)	77,405	605,307
XpresSpa Group Inc.(a)(b)	252,962	510,983
Zovio Inc.(a)	70,088	89,012
		14,834,924
Diversified Financial Services — 0.4%
Alerus Financial Corp.	37,138	1,087,401
A-Mark Precious Metals Inc.	21,881	1,336,929
Banco Latinoamericano de Comercio Exterior SA, Class E.	76,122	1,263,625
FlexShopper Inc.(a)	37,485	88,090
GWG Holdings Inc.(a)	7,456	74,485
Marlin Business Services Corp.	19,652	457,499
SWK Holdings Corp.(a)(b)	7,883	154,743
		4,462,772
Diversified Telecommunication Services — 0.8%
Anterix Inc.(a)(b)	28,413	1,669,548
ATN International Inc.	26,564	1,061,232
Consolidated Communications Holdings Inc.(a)	178,517	1,335,307
Cuentas Inc.(a)(b)	14,615	19,438
IDT Corp., Class B(a)(b)	48,629	2,147,457
Ooma Inc.(a)	52,749	1,078,189
Radius Global Infrastructure Inc., Class A(a)	143,068	2,303,395
		9,614,566
Electric Utilities — 0.0%
Genie Energy Ltd., Class B(a)	50,667	282,215
Via Renewables Inc.	29,723	339,734
		621,949
Electrical Equipment — 1.1%
Advent Technologies Holdings Inc.(a)(b)	38,057	266,779
Allied Motion Technologies Inc.	27,946	1,019,749
American Superconductor Corp.(a)(b)	66,422	722,671
Babcock & Wilcox Enterprises Inc.(a)	135,541	1,222,580
Beam Global(a)(b)	21,638	402,467
BitNile Holdings Inc.(a)(b)	136,222	162,104
Blink Charging Co.(a)(b)	88,557	2,347,646
Broadwind Inc.(a)(b)	43,498	81,776
Security	Shares	Value

Electrical Equipment (continued)
Capstone Green Energy Corp.(a)(b)	37,593	$124,809
Energous Corp.(a)(b)	155,011	193,764
Eos Energy Enterprises Inc.(a)(b)	107,042	804,956
Espey Manufacturing & Electronics Corp.(a)	4,605	65,437
Flux Power Holdings Inc.(a)(b)	21,730	93,222
FTC Solar Inc.(a)(b)	46,955	354,980
Ideal Power Inc.(a)(b)	15,028	181,238
LSI Industries Inc.	65,701	450,709
Nuvve Holding Corp.(a)(b)	24,491	326,220
Ocean Power Technologies Inc.(a)(b)	129,112	191,086
Orion Energy Systems Inc.(a)(b)	70,289	254,446
Pioneer Power Solutions Inc.(b)	8,553	64,147
Polar Power Inc.(a)(b)	17,585	62,954
Powell Industries Inc.	22,349	659,072
Preformed Line Products Co.	7,188	465,064
Romeo Power Inc.(a)(b)	315,842	1,152,823
Sunworks Inc.(a)(b)	67,450	207,071
Thermon Group Holdings Inc.(a)	79,213	1,341,076
Ultralife Corp.(a)(b)	23,819	143,867
Westwater Resources Inc.(a)	82,338	177,027
		13,539,740
Electronic Equipment, Instruments & Components — 1.6%
Airgain Inc.(a)(b)	21,556	229,140
Akoustis Technologies Inc.(a)(b)	116,702	779,569
AmpliTech Group Inc.(a)(b)	9,853	38,821
Arlo Technologies Inc.(a)	206,008	2,161,024
Autoscope Technologies Corp.	7,646	47,940
Bel Fuse Inc., Class B, NVS.	24,991	323,134
ClearSign Technologies Corp.(a)(b)	58,477	80,698
Coda Octopus Group Inc.(a)(b)	14,110	112,880
CPS Technologies Corp.(a)(b)	27,134	102,838
CTS Corp.	77,462	2,844,405
Daktronics Inc.(a)	89,800	453,490
Data I/O Corp.(a)	18,758	86,474
Digital Ally Inc.(a)(b)	118,877	127,198
Frequency Electronics Inc.(a)	14,670	144,646
Identiv Inc.(a)	51,855	1,459,200
Intellicheck Inc.(a)(b)	43,338	200,222
Interlink Electronics Inc.(a)	1,823	17,665
Iteris Inc.(a)	102,206	408,824
Key Tronic Corp.(a)(b)	22,739	141,437
Kimball Electronics Inc.(a)(b)	58,716	1,277,660
LGL Group Inc. (The)(a)	7,577	86,378
LightPath Technologies Inc., Class A(a)(b)	62,828	153,300
Luna Innovations Inc.(a)(b)	73,783	622,729
Mechanical Technology Inc.(a)(b)	20,507	220,655
MICT Inc.(a)(b)	270,906	224,852
Mullen Automotive Inc.(a)(b)	51,718	270,485
Napco Security Technologies Inc.(a)(b)	35,406	1,769,592
Powerfleet Inc.(a)(b)	80,743	382,722
Red Cat Holdings Inc.(a)(b)	81,117	168,723
Research Frontiers Inc.(a)(b)	73,804	126,943
RF Industries Ltd.(a)	23,530	188,240
Richardson Electronics Ltd.	27,973	378,195
ScanSource Inc.(a)	60,817	2,133,460
VerifyMe Inc.(a)(b)	13,231	42,207
Vishay Precision Group Inc.(a)	30,024	1,114,491
Wayside Technology Group Inc.	10,029	351,617
Wireless Telecom Group Inc.(a)(b)	42,771	94,096

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Wrap Technologies Inc.(a)	50,642	$199,023
		19,564,973
Energy Equipment & Services — 1.5%
Aspen Aerogels Inc.(a)(b)	53,631	2,670,287
Bristow Group Inc.(a)	57,680	1,826,726
Dawson Geophysical Co.(a)	51,968	120,306
DMC Global Inc.(a)	44,815	1,775,122
ENGlobal Corp.(a)	62,859	82,974
Expro Group Holdings NV(a)	113,736	1,632,112
Exterran Corp.(a)(b)	60,050	178,949
Forum Energy Technologies Inc.(a)(b)	10,741	172,393
FTS International Inc., Class A(a)(b)	21,442	562,852
Geospace Technologies Corp.(a)	31,165	209,429
Gulf Island Fabrication Inc.(a)	30,813	123,560
Helix Energy Solutions Group Inc.(a)(b)	346,357	1,080,634
ION Geophysical Corp.(a)(b)	64,465	56,729
KLX Energy Services Holdings Inc.(a)(b)	12,222	37,888
Mammoth Energy Services Inc.(a)(b)	35,205	64,073
MIND Technology Inc.(a)	32,956	54,707
Nabors Industries Ltd.(a)	17,235	1,397,586
Natural Gas Services Group Inc.(a)	29,928	313,346
NCS Multistage Holdings Inc.(a)	1,606	46,574
Newpark Resources Inc.(a)	217,769	640,241
Nine Energy Service Inc.(a)(b)	39,618	39,618
Nuverra Environmental Solutions Inc.(a)(b)	8,491	25,813
Oil States International Inc.(a)	146,666	728,930
Profire Energy Inc.(a)	96,093	101,859
Ranger Energy Services Inc.(a)	12,181	125,099
SEACOR Marine Holdings Inc.(a)(b)	51,122	173,815
Select Energy Services Inc., Class A(a)(b)	150,685	938,767
Smart Sand Inc.(a)(b)	57,134	101,698
Solaris Oilfield Infrastructure Inc., Class A.	76,585	501,632
TETRA Technologies Inc.(a)(b)	296,181	841,154
Tidewater Inc.(a)	100,054	1,071,578
U.S. Silica Holdings Inc.(a)	178,744	1,680,194
		19,376,645
Entertainment — 0.2%
Ballantyne Strong Inc.(a)	31,263	90,350
Chicken Soup For The Soul Entertainment Inc.(a)(b)	17,248	238,712
Cinedigm Corp., Class A(a)(b)	351,675	407,943
CuriosityStream Inc.(a)	62,445	370,299
Dolphin Entertainment Inc.(a)(b)	17,172	146,306
Eros STX Global Corp.(a)	782,846	187,648
Gaia Inc.(a)(b)	29,200	250,244
LivePerson Inc.(a)(b)	139,248	178,238
Marcus Corp. (The)(a)	55,977	999,749
Reading International Inc., Class A, NVS(a)(b)	39,980	161,519
		3,031,008
Equity Real Estate Investment Trusts (REITs) — 4.0%
Alpine Income Property Trust Inc.	26,181	524,667
Ashford Hospitality Trust Inc.(a)(b)	42,211	405,226
Bluerock Residential Growth REIT Inc.(b)	64,663	1,706,457
Braemar Hotels & Resorts Inc.(a)	137,908	703,331
BRT Apartments Corp.	29,028	696,382
CatchMark Timber Trust Inc., Class A	118,907	1,035,680
Cedar Realty Trust Inc.	31,161	782,453
Chatham Lodging Trust(a)	118,118	1,620,579
CIM Commercial Trust Corp.	44,193	324,819
City Office REIT Inc.	104,172	2,054,272
Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Clipper Realty Inc.	31,242	$310,545
CorEnergy Infrastructure Trust Inc.	35,869	112,270
CorePoint Lodging Inc.(a)	96,192	1,510,214
CTO Realty Growth Inc.	14,558	894,152
Farmland Partners Inc.	70,456	841,949
Franklin Street Properties Corp., Class C	248,632	1,479,360
GEO Group Inc. (The)	188,669	1,462,185
Gladstone Commercial Corp.	91,884	2,367,851
Gladstone Land Corp.	76,331	2,576,935
Global Medical REIT Inc.	146,998	2,609,214
Global Self Storage Inc.	25,240	143,616
Hersha Hospitality Trust(a)	78,705	721,725
Indus Realty Trust Inc.	13,898	1,126,572
InnSuites Hospitality Trust(b)	8,485	18,497
NETSTREIT Corp.	96,837	2,217,567
New York City REIT Inc., Class A(b)	23,731	251,786
NexPoint Residential Trust Inc.	54,185	4,542,329
One Liberty Properties Inc.	40,235	1,419,491
Pennsylvania REIT(a)	193,214	197,078
Plymouth Industrial REIT Inc.	76,148	2,436,736
Postal Realty Trust Inc., Class A	30,480	603,504
Power REIT(a)	5,745	395,773
Preferred Apartment Communities Inc.	127,725	2,306,713
Presidio Property Trust Inc., Class A	22,869	89,189
Retail Value Inc.	45,132	289,747
Seritage Growth Properties, Class A(a)	91,596	1,215,479
Sotherly Hotels Inc.(a)	35,011	73,173
UMH Properties Inc.	103,265	2,822,232
Universal Health Realty Income Trust	31,608	1,879,728
Urstadt Biddle Properties Inc., Class A	73,949	1,575,114
Wheeler Real Estate Investment Trust Inc.(a)(b)	19,008	36,876
Whitestone REIT	114,688	1,161,789
		49,543,255
Food & Staples Retailing — 0.7%
Blue Apron Holdings Inc., Class A(a)(b)	43,095	290,029
Chefs’ Warehouse Inc. (The)(a)(b)	76,336	2,541,989
HF Foods Group Inc.(a)(b)	86,903	735,199
MedAvail Holdings Inc.(a)(b)	29,384	41,138
Natural Grocers by Vitamin Cottage Inc.	22,300	317,775
Rite Aid Corp.(a)(b)	135,247	1,986,779
SpartanNash Co.	87,346	2,250,033
Village Super Market Inc., Class A	20,695	484,056
		8,646,998
Food Products — 0.5%
Alico Inc.	12,943	479,279
Arcadia Biosciences Inc.(a)(b)	55,526	57,747
Bridgford Foods Corp.(a)	4,880	56,754
Farmer Bros. Co.(a)	41,995	312,863
Laird Superfood Inc.(a)(b)	15,056	196,330
Landec Corp.(a)	62,740	696,414
Lifeway Foods Inc.(a)(b)	11,516	54,356
Limoneira Co.	38,430	576,450
Nuzee Inc.(a)(b)	27,807	115,121
Real Good Food Co. Inc. (The)(a)	13,415	83,978
Rocky Mountain Chocolate Factory Inc.(a)	12,055	94,029
S&W Seed Co.(a)(b)	33,559	91,616
Seneca Foods Corp., Class A(a)	14,842	711,674
Vita Coco Co. Inc. (The)(a)	26,996	301,545
Vital Farms Inc.(a)(b)	59,261	1,070,254

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Whole Earth Brands Inc.(a)(b)	89,761	$964,033
		5,862,443
Gas Utilities — 0.0%
RGC Resources Inc.	19,441	447,337
Health Care Equipment & Supplies — 4.5%
Accelerate Diagnostics Inc.(a)(b)	81,647	426,197
Accuray Inc.(a)(b)	217,271	1,036,383
Acutus Medical Inc.(a)	46,016	156,915
Alphatec Holdings Inc.(a)(b)	172,343	1,969,880
AngioDynamics Inc.(a)(b)	91,285	2,517,640
Apollo Endosurgery Inc.(a)(b)	61,127	515,301
Apyx Medical Corp.(a)	75,025	961,821
Asensus Surgical Inc.(a)(b)	563,296	625,259
Aspira Women’s Health Inc.(a)(b)	181,300	320,901
Avinger Inc.(a)(b)	244,225	109,901
Bellerophon Therapeutics Inc.(a)	19,567	60,658
Beyond Air Inc.(a)(b)	48,925	461,852
BioLife Solutions Inc.(a)	25,118	936,148
Biomerica Inc.(a)(b)	23,226	90,349
BioSig Technologies Inc.(a)(b)	71,778	160,065
Bioventus Inc., Class A(a)	67,699	980,959
Bluejay Diagnostics Inc.(a)	4,346	11,126
Chembio Diagnostics Inc.(a)(b)	74,787	85,257
ClearPoint Neuro Inc.(a)(b)	45,773	513,573
Co-Diagnostics Inc.(a)(b)	64,885	579,423
Cutera Inc.(a)(b)	42,706	1,764,612
CVRx Inc.(a)	19,984	244,404
CytoSorbents Corp.(a)(b)	98,753	413,775
DarioHealth Corp.(a)(b)	32,442	420,773
Delcath Systems Inc.(a)(b)	13,052	101,153
Ekso Bionics Holdings Inc.(a)	33,574	88,971
ElectroCore Inc.(a)	157,240	91,592
Electromed Inc.(a)(b)	17,998	233,974
ENDRA Life Sciences Inc.(a)(b)	98,479	68,128
Envveno Medical Corp., NVS(a)(b)	21,908	144,374
Femasys Inc.(a)(b)	7,437	29,004
FONAR Corp.(a)	15,904	238,242
GBS Inc.(a)(b)	20,767	29,697
HeartBeam Inc.(a)	7,121	21,933
Helius Medical Technologies Inc.(a)	5,410	28,024
Intersect ENT Inc.(a)	81,091	2,214,595
IntriCon Corp.(a)(b)	21,556	348,561
Invacare Corp.(a)	85,216	231,788
INVO BioScience Inc.(a)	24,339	81,049
iRadimed Corp.(a)	15,427	712,882
IRIDEX Corp.(a)	33,095	202,210
Kewaunee Scientific Corp.(a)	6,387	81,370
Lantheus Holdings Inc.(a)(b)	163,322	4,718,373
LeMaitre Vascular Inc.	46,015	2,311,333
LENSAR Inc.(a)(b)	22,775	135,739
Lucid Diagnostics Inc.(a)(b)	10,431	56,014
Lucira Health Inc.(a)	38,120	328,213
Meridian Bioscience Inc.(a)	103,510	2,111,604
Microbot Medical Inc.(a)(b)	16,670	125,025
Milestone Scientific Inc.(a)(b)	124,688	256,857
Minerva Surgical Inc.(a)(b)	15,837	81,402
Motus GI Holdings Inc.(a)(b)	121,893	56,924
Myomo Inc.(a)(b)	14,059	96,234
Natus Medical Inc.(a)(b)	81,564	1,935,514
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Nemaura Medical Inc.(a)(b)	26,857	$122,468
Neuronetics Inc.(a)(b)	61,636	274,897
NeuroPace Inc.(a)(b)	17,585	177,257
OraSure Technologies Inc.(a)(b)	172,410	1,498,243
Orthofix Medical Inc.(a)	45,680	1,420,191
OrthoPediatrics Corp.(a)(b)	33,774	2,021,712
PAVmed Inc.(a)	178,227	438,438
Predictive Oncology Inc.(a)(b)	154,655	147,216
Pro-Dex Inc.(a)(b)	5,206	124,319
Pulse Biosciences Inc.(a)(b)	33,473	495,735
Quotient Ltd.(a)	188,371	487,881
Repro-Med Systems Inc.(a)(b)	71,200	213,600
Retractable Technologies Inc.(a)(b)	43,300	300,069
ReWalk Robotics Ltd.(a)	112,027	137,793
RxSight Inc.(a)	20,585	231,581
Sanara Medtech Inc.(a)(b)	7,612	231,557
SeaSpine Holdings Corp.(a)	76,258	1,038,634
Second Sight Medical Products Inc.(a)	39,851	64,957
Senseonics Holdings Inc.(a)(b)	1,048,332	2,799,046
Sensus Healthcare Inc.(a)	30,672	221,452
SI-BONE Inc.(a)(b)	78,971	1,753,946
Sientra Inc.(a)	141,087	517,789
SiNtx Technologies Inc.(a)(b)	69,130	44,375
Sonendo Inc.(a)	18,165	104,630
Stereotaxis Inc.(a)(b)	119,365	740,063
Strata Skin Sciences Inc.(a)(b)	59,047	86,799
Surgalign Holdings Inc.(a)(b)	249,858	178,998
Surmodics Inc.(a)(b)	32,577	1,568,583
Talis Biomedical Corp.(a)(b)	34,953	140,162
Tela Bio Inc.(a)(b)	17,141	219,405
Tivic Health Systems Inc.(a)(b)	9,125	35,405
TransMedics Group Inc.(a)	63,132	1,209,609
Utah Medical Products Inc.	8,271	827,100
Vapotherm Inc.(a)	54,724	1,133,334
Venus Concept Inc.(a)(b)	65,267	110,954
ViewRay Inc.(a)(b)	336,059	1,851,685
VolitionRx Ltd.(a)(b)	85,167	267,424
Xtant Medical Holdings Inc.(a)	21,781	12,197
Zynex Inc.(a)	48,117	479,726
		56,253,181
Health Care Providers & Services — 2.2%
AirSculpt Technologies Inc.(a)	14,754	253,621
Akumin Inc.(a)(b)	145,386	254,426
Apollo Medical Holdings Inc.(a)(b)	91,474	6,721,510
Apria Inc.(a)	47,699	1,554,987
Avalon GloboCare Corp.(a)(b)	60,726	49,795
Biodesix Inc.(a)	30,852	163,207
Castle Biosciences Inc.(a)	51,713	2,216,936
Cross Country Healthcare Inc.(a)(b)	87,080	2,417,341
Enzo Biochem Inc.(a)(b)	109,391	351,145
Five Star Senior Living Inc.(a)	44,960	132,632
Great Elm Group Inc.(a)	35,544	74,287
Hanger Inc.(a)	91,462	1,658,206
Imac Holdings Inc.(a)	62,771	71,559
InfuSystem Holdings Inc.(a)(b)	43,713	744,432
Joint Corp. (The)(a)	33,570	2,205,213
Novo Integrated Sciences Inc.(a)(b)	9,958	13,642
Ontrak Inc.(a)	21,543	135,506
PetIQ Inc.(a)(b)	65,589	1,489,526
Precipio Inc.(a)(b)	50,546	79,863

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Progenity Inc.(a)(b)	45,651	$95,411
Psychemedics Corp.	14,122	98,007
RadNet Inc.(a)	110,202	3,318,182
Regional Health Properties Inc.(a)(b)	5,885	26,541
Sharps Compliance Corp.(a)(b)	43,995	313,684
SOC Telemed Inc.(a)	150,014	192,018
Sonida Senior Living Inc.(a)(b)	3,751	106,866
Triple-S Management Corp.(a)	55,466	1,979,027
Viemed Healthcare Inc.(a)	84,421	440,678
Vivos Therapeutics Inc.(a)	46,002	103,505
		27,261,753
Health Care Technology — 0.7%
CareCloud Inc.(a)(b)	22,743	143,736
Castlight Health Inc., Class B(a)	301,178	463,814
Computer Programs & Systems Inc.(a)	33,976	995,497
Convey Holding Parent Inc.(a)	33,591	280,821
Forian Inc.(a)	45,568	411,023
Healthcare Triangle Inc.(a)	7,286	13,188
HealthStream Inc.(a)	61,140	1,611,650
Icad Inc.(a)	52,829	380,369
iSpecimen Inc.(a)(b)	6,348	49,578
NantHealth Inc.(a)	69,511	73,334
OptimizeRx Corp.(a)(b)	41,654	2,587,130
Simulations Plus Inc.	37,198	1,759,465
Streamline Health Solutions Inc.(a)	72,781	106,988
		8,876,593
Hotels, Restaurants & Leisure — 2.4%
Allied Esports Entertainment Inc.(a)(b)	48,124	82,292
Ark Restaurants Corp.(a)	6,221	103,580
BBQ Holdings Inc.(a)	10,103	160,436
Biglari Holdings Inc., Class B, NVS(a)(b)	1,984	282,859
Bluegreen Vacations Holding Corp.(a)	29,409	1,032,256
BurgerFi International Inc.(a)	27,599	156,486
Canterbury Park Holding Corp.(a)	7,507	129,571
Carrols Restaurant Group Inc.	80,946	239,600
Century Casinos Inc.(a)(b)	65,894	802,589
Chuy’s Holdings Inc.(a)(b)	48,552	1,462,386
Del Taco Restaurants Inc.	71,970	896,027
Drive Shack Inc.(a)	203,672	291,251
El Pollo Loco Holdings Inc.(a)	45,486	645,446
Esports Entertainment Group Inc.(a)(b)	42,604	149,540
Esports Technologies Inc.(a)(b)	26,748	549,939
Everi Holdings Inc.(a)(b)	207,290	4,425,641
FAT Brands Inc.	12,346	130,744
Fiesta Restaurant Group Inc.(a)	42,574	468,740
First Watch Restaurant Group Inc.(a)	26,636	446,419
Flanigan’s Enterprises Inc.(a)	2,329	71,898
Full House Resorts Inc.(a)	79,661	964,695
GAN Ltd.(a)	98,458	904,829
Golden Entertainment Inc.(a)	41,812	2,112,760
Golden Nugget Online Gaming Inc.(a)	96,305	958,235
Good Times Restaurants Inc.(a)(b)	23,549	102,203
Hall of Fame Resort & Entertainment Co.(a)(b)	136,361	207,269
Inspired Entertainment Inc.(a)	32,749	424,427
Kura Sushi USA Inc., Class A(a)	9,643	779,540
Lindblad Expeditions Holdings Inc.(a)(b)	75,748	1,181,669
Luby’s Inc.(a)	45,969	131,471
Monarch Casino & Resort Inc.(a)(b)	32,048	2,369,950
Nathan’s Famous Inc.	7,026	410,248
NEOGAMES SA(a)	25,348	704,167
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Noodles & Co.(a)(b)	97,994	$888,806
ONE Group Hospitality Inc. (The)(a)	49,906	629,315
PlayAGS Inc.(a)(b)	67,624	459,167
Potbelly Corp.(a)(b)	62,942	351,216
RCI Hospitality Holdings Inc.	20,341	1,584,157
Red Robin Gourmet Burgers Inc.(a)(b)	37,794	624,735
Ruth’s Hospitality Group Inc.(a)	80,607	1,604,079
Target Hospitality Corp.(a)	64,929	231,147
Xponential Fitness Inc., Class A(a)	23,814	486,758
		30,638,543
Household Durables — 1.5%
Aterian Inc.(a)(b)	62,437	256,616
Bassett Furniture Industries Inc.	22,384	375,380
Beazer Homes USA Inc.(a)	71,529	1,660,903
Casper Sleep Inc.(a)	69,998	467,587
Dixie Group Inc. (The)(a)	36,522	209,271
Ethan Allen Interiors Inc.	55,069	1,447,764
Flexsteel Industries Inc.	15,863	426,080
Green Brick Partners Inc.(a)	74,950	2,273,233
Hamilton Beach Brands Holding Co., Class A	18,076	259,571
Harbor Custom Development Inc.(a)(b)	31,039	81,633
Hooker Furniture Corp.	28,266	658,032
Hovnanian Enterprises Inc., Class A(a)(b)	12,504	1,591,634
Koss Corp.(a)(b)	9,192	98,171
Landsea Homes Corp.(a)	25,045	183,329
Legacy Housing Corp.(a)	19,769	523,285
Lifetime Brands Inc.	31,335	500,420
Live Ventures Inc.(a)	3,081	97,144
Lovesac Co. (The)(a)(b)	31,025	2,055,717
Nephros Inc.(a)	14,764	88,732
Tupperware Brands Corp.(a)(b)	118,750	1,815,688
Universal Electronics Inc.(a)	30,532	1,244,179
VOXX International Corp.(a)	37,514	381,517
Vuzix Corp.(a)(b)	143,031	1,240,079
Weber Inc., Class A(b)	42,988	555,835
		18,491,800
Household Products — 0.0%
Ocean Bio-Chem Inc.	9,645	83,912
Oil-Dri Corp. of America	12,736	416,849
		500,761
Industrial Conglomerates — 0.0%
Gaucho Group Holdings Inc.(a)(b)	19,208	40,913
Insurance — 1.4%
Ambac Financial Group Inc.(a)	110,584	1,774,873
Atlantic American Corp.	12,323	30,191
Citizens Inc./TX(a)(b)	119,472	634,396
Crawford & Co., Class A, NVS	40,491	303,278
Donegal Group Inc., Class A	36,584	522,785
FedNat Holding Co.(a)	41,385	58,353
FG Financial Group Inc.(a)(b)	4,737	17,527
Greenlight Capital Re Ltd., Class A(a)	61,179	479,643
Hallmark Financial Services Inc.(a)(b)	33,888	147,413
HCI Group Inc.	13,828	1,155,191
Heritage Insurance Holdings Inc.	64,965	381,994
ICC Holdings Inc.(a)	4,914	82,359
Independence Holding Co.	10,478	593,893
Investors Title Co.	3,098	610,771
Kingstone Companies Inc.	22,321	111,605
Kingsway Financial Services Inc.(a)(b)	25,124	137,680

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Maiden Holdings Ltd.(a)	171,217	$523,924
Marpai Inc.(a)(b)	15,746	68,967
MBIA Inc.(a)(b)	116,537	1,840,119
MetroMile Inc.(a)(b)	236,877	518,761
Midwest Holding Inc.(a)	6,460	112,404
National Western Life Group Inc., Class A.	6,289	1,348,613
NI Holdings Inc.(a)	22,500	425,475
State Auto Financial Corp.	43,287	2,237,505
Tiptree Inc.	57,526	795,585
Trean Insurance Group Inc.(a)	42,719	380,626
United Fire Group Inc.	50,885	1,180,023
United Insurance Holdings Corp.	51,579	223,853
Universal Insurance Holdings Inc.	65,234	1,108,978
Vericity Inc.(a)	5,324	36,363
		17,843,148
Interactive Media & Services — 0.5%
AutoWeb Inc.(a)(b)	18,519	62,965
Creatd Inc.(a)(b)	25,688	53,688
DHI Group Inc.(a)	107,757	672,404
EverQuote Inc., Class A(a)	47,273	740,295
IZEA Worldwide Inc.(a)(b)	149,786	200,713
Kubient Inc.(a)(b)	27,817	84,007
Liberty TripAdvisor Holdings Inc., Class A(a)	180,531	391,752
Outbrain Inc.(a)	20,209	282,926
QuinStreet Inc.(a)	121,840	2,216,269
Society Pass Inc.(a)(b)	7,353	76,545
Super League Gaming Inc.(a)(b)	24,035	56,723
Travelzoo(a)(b)	14,280	134,518
TrueCar Inc.(a)(b)	229,670	780,878
Zedge Inc., Class B(a)(b)	25,926	220,371
		5,974,054
Internet & Direct Marketing Retail — 0.9%
1847 Goedeker Inc.(a)(b)	144,089	345,814
1stdibs.com Inc.(a)(b)	16,903	211,456
CarParts.com Inc.(a)(b)	119,036	1,333,203
Digital Brands Group Inc.(a)(b)	16,843	38,739
Duluth Holdings Inc., Class B(a)(b)	29,065	441,207
iMedia Brands Inc.(a)	44,581	267,486
iPower Inc.(a)(b)	7,492	17,831
Kidpik Corp.(a)	5,730	35,927
Lands’ End Inc.(a)	34,633	679,846
Liquidity Services Inc.(a)	64,626	1,426,942
Lulu’s Fashion Lounge Holdings Inc.(a)	13,722	140,376
PARTS iD Inc.(a)	14,884	36,317
PetMed Express Inc.	49,713	1,255,750
Porch Group Inc.(a)(b)	186,895	2,913,693
Remark Holdings Inc.(a)(b)	236,891	234,877
Rent the Runway Inc.(a)	42,304	344,778
RumbleON Inc., Class B(a)(b)	22,560	936,691
TRxADE HEALTH Inc.(a)	9,940	23,260
Waitr Holdings Inc.(a)(b)	218,891	161,979
		10,846,172
IT Services — 1.9%
ALJ Regional Holdings Inc.(a)	58,569	106,596
American Virtual Cloud Technologies Inc.(a)(b)	19,340	46,996
BM Technologies Inc.(a)(b)	22,837	210,329
Brightcove Inc.(a)	97,970	1,001,253
Cantaloupe Inc.(a)(b)	140,368	1,246,468
Cass Information Systems Inc.	33,537	1,318,675
Security	Shares	Value

IT Services (continued)
Computer Task Group Inc.(a)	33,706	$336,049
Crexendo Inc.(a)	18,046	90,230
CSP Inc.(a)	10,025	88,120
ESC Srax Inc., NVS	49,878	2,993
Exela Technologies Inc.(a)(b)	385,989	338,667
Glimpse Group Inc. (The)(a)(b)	15,934	157,109
GreenBox POS(a)(b)	46,315	194,523
Grid Dynamics Holdings Inc.(a)(b)	110,249	4,186,154
Hackett Group Inc. (The)	59,222	1,215,828
I3 Verticals Inc., Class A(a)	51,640	1,176,876
IBEX Holdings Ltd.(a)	14,154	182,445
Information Services Group Inc.	86,850	661,797
Innodata Inc.(a)	60,511	358,225
Inpixon(a)(b)	272,057	163,234
International Money Express Inc.(a)	79,113	1,262,643
Limelight Networks Inc.(a)(b)	301,288	1,033,418
MoneyGram International Inc.(a)	217,971	1,719,791
OLB Group Inc. (The)(a)(b)	5,967	15,813
Paysign Inc.(a)(b)	73,800	118,080
PFSweb Inc.(a)	39,788	512,469
Priority Technology Holdings Inc.(a)	24,511	173,538
Research Solutions Inc/CA(a)	38,914	95,728
ServiceSource International Inc.(a)	236,327	233,987
StarTek Inc.(a)	41,132	214,709
Steel Connect Inc.(a)(b)	98,178	136,467
Tucows Inc., Class A(a)(b)	23,712	1,987,540
Unisys Corp.(a)(b)	159,180	3,274,333
Usio Inc.(a)	48,211	210,200
WidePoint Corp.(a)(b)	22,653	89,026
		24,160,309
Leisure Products — 0.9%
American Outdoor Brands Inc.(a)	33,914	675,906
AMMO Inc.(a)(b)	212,586	1,158,594
Clarus Corp.	63,869	1,770,449
Escalade Inc.	24,571	387,976
Genius Brands International Inc.(a)(b)	678,811	712,752
JAKKS Pacific Inc.(a)(b)	17,927	182,138
Johnson Outdoors Inc., Class A	12,653	1,185,460
Marine Products Corp.	20,215	252,687
MasterCraft Boat Holdings Inc.(a)	45,180	1,279,949
Nautilus Inc.(a)(b)	74,411	456,139
Smith & Wesson Brands Inc.	116,523	2,074,109
Twin Vee PowerCats Co.(a)(b)	5,966	23,924
Vinco Ventures Inc.(a)(b)	243,776	580,187
		10,740,270
Life Sciences Tools & Services — 0.5%
Akoya Biosciences Inc.(a)	31,878	488,052
Alpha Teknova Inc.(a)	16,775	343,552
Applied DNA Sciences Inc.(a)(b)	16,968	68,211
Champions Oncology Inc.(a)(b)	15,492	123,936
ChromaDex Corp.(a)(b)	112,648	421,303
Codex DNA Inc.(a)(b)	18,076	195,221
Contra Aduro Biotech I(a)(c)	33,109	99,327
Fluidigm Corp.(a)	183,471	719,206
Harvard Bioscience Inc.(a)	94,275	664,639
Inotiv Inc.(a)(b)	36,152	1,520,915
IsoPlexis Corp, NVS(a)	20,630	189,590
Miromatrix Medical Inc.(a)(b)	14,224	66,142
Personalis Inc.(a)	86,957	1,240,876
Rapid Micro Biosystems Inc., Cass A(a)	19,519	207,682

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Seqll Inc.(a)	6,131	$11,465
Singular Genomics Systems Inc.(a)(b)	29,321	338,951
		6,699,068
Machinery — 2.1%
AgEagle Aerial Systems Inc.(a)	166,573	261,520
Agrify Corp.(a)	41,289	379,859
Blue Bird Corp.(a)(b)	38,905	608,474
CIRCOR International Inc.(a)	44,253	1,202,797
Columbus McKinnon Corp./NY	67,385	3,117,230
Commercial Vehicle Group Inc.(a)	78,690	634,241
Desktop Metal Inc., Class A(a)	1	5
Douglas Dynamics Inc.	54,820	2,141,269
Eastern Co. (The)	13,234	332,967
Energy Recovery Inc.(a)(b)	101,271	2,176,314
FreightCar America Inc.(a)(b)	34,094	125,807
Gencor Industries Inc.(a)	24,837	286,371
Graham Corp.	25,581	318,228
Hurco Companies Inc.	15,461	459,192
Ideanomics Inc.(a)(b)	1,070,037	1,284,044
LB Foster Co., Class A(a)	24,801	341,014
Lightning eMotors Inc.(a)(b)	123,205	740,462
LS Starrett Co. (The), Class A(a)	14,385	134,500
Luxfer Holdings PLC	67,211	1,297,844
Manitex International Inc.(a)	36,464	231,911
Manitowoc Co. Inc. (The)(a)(b)	83,424	1,550,852
Mayville Engineering Co. Inc.(a)(b)	21,933	327,021
Miller Industries Inc./TN	27,359	913,791
NN Inc.(a)(b)	105,867	434,055
Park-Ohio Holdings Corp.	21,355	452,085
Perma-Pipe International Holdings Inc.(a)	18,385	158,111
Shyft Group Inc. (The)	83,900	4,122,007
Taylor Devices Inc.(a)(b)	7,782	84,746
Titan International Inc.(a)	123,189	1,350,151
Twin Disc Inc.(a)(b)	25,316	277,463
Urban-Gro Inc.(a)(b)	18,892	197,988
		25,942,319
Marine — 0.3%
Eagle Bulk Shipping Inc.	21,597	982,664
Eneti Inc.	18,499	143,182
Genco Shipping & Trading Ltd.	78,501	1,256,016
Navios Maritime Holdings Inc.(a)	29,680	109,519
Pangaea Logistics Solutions Ltd.	27,089	102,396
Safe Bulkers Inc.(a)	155,739	587,136
		3,180,913
Media — 1.2%
Beasley Broadcast Group Inc., Class A(a)	28,347	53,576
Boston Omaha Corp., Class A(a)	49,887	1,433,253
Clear Channel Outdoor Holdings Inc.(a)	881,587	2,918,053
comScore Inc.(a)	168,666	563,344
Cumulus Media Inc., Class A(a)	44,138	496,552
Daily Journal Corp.(a)(b)	2,904	1,035,944
DallasNews Corp.	12,024	86,453
Digital Media Solutions Inc., Class A(a)	8,069	38,570
Emerald Holding Inc.(a)	57,963	230,113
Entercom Communications Corp.(a)	285,147	732,828
Entravision Communications Corp., Class A.	147,130	997,541
Fluent Inc.(a)(b)	106,023	210,986
Gannett Co. Inc.(a)	341,959	1,822,641
Hemisphere Media Group Inc.(a)	39,317	285,835
Security	Shares	Value

Media (continued)
Lee Enterprises Inc.(a)	13,004	$449,158
Marchex Inc., Class B(a)	82,619	204,895
National CineMedia Inc.	150,212	422,096
NextPlay Technologies Inc.(a)	72,524	62,037
Saga Communications Inc., Class A	9,499	228,071
Salem Media Group Inc.(a)	25,679	78,578
SPAR Group Inc.(a)	19,964	24,556
Stagwell Inc.(a)(b)	148,848	1,290,512
Stran & Co. Inc.(a)(b)	3,041	18,398
Thryv Holdings Inc.(a)(b)	18,535	762,344
Townsquare Media Inc., Class A(a)	28,378	378,279
Troika Media Group Inc.(a)(b)	55,521	64,960
Urban One Inc., NVS(a)(b)	38,341	129,976
Urban One Inc.(a)	19,075	88,699
		15,108,248
Metals & Mining — 1.5%
Alpha Metallurgical Resources Inc.(a)(b)	42,469	2,592,732
Ampco-Pittsburgh Corp.(a)(b)	38,245	191,225
Caledonia Mining Corp. PLC	29,198	340,449
Comstock Mining Inc.(a)	103,060	132,947
Friedman Industries Inc.	16,900	158,522
Gatos Silver Inc.(a)(b)	111,855	1,161,055
Gold Resource Corp.	179,638	280,235
Haynes International Inc.	30,619	1,234,864
Hycroft Mining Holding Corp.(a)(b)	88,622	54,059
Olympic Steel Inc.	23,243	546,211
Paramount Gold Nevada Corp.(a)(b)	36,925	25,796
Perpetua Resources Corp.(a)(b)	76,823	364,909
PolyMet Mining Corp.(a)(b)	69,699	174,248
Ramaco Resources Inc.(a)(b)	31,916	434,058
Ryerson Holding Corp.	39,649	1,032,856
Schnitzer Steel Industries Inc., Class A	62,877	3,264,574
SunCoke Energy Inc.	200,889	1,323,859
Synalloy Corp.(a)	17,715	291,057
TimkenSteel Corp.(a)(b)	111,532	1,840,278
U.S. Gold Corp.(a)	15,909	142,545
Universal Stainless & Alloy Products Inc.(a)	19,165	151,212
Warrior Met Coal Inc.	124,937	3,212,130
		18,949,821
Mortgage Real Estate Investment — 1.7%
ACRES Commercial Realty Corp.(a)	26,435	329,644
AFC Gamma Inc.	30,018	683,210
AG Mortgage Investment Trust Inc.	37,931	388,793
Angel Oak Mortgage Inc.	17,594	288,190
Ares Commercial Real Estate Corp.	107,268	1,559,677
Arlington Asset Investment Corp., Class A(a)	75,246	263,361
ARMOUR Residential REIT Inc.	214,887	2,108,041
Cherry Hill Mortgage Investment Corp.	45,515	376,409
Dynex Capital Inc.	86,870	1,451,598
Ellington Financial Inc.	131,058	2,239,781
Ellington Residential Mortgage REIT.	31,154	323,690
Franklin BSP Realty Trust Inc.	86,470	1,291,862
Granite Point Mortgage Trust Inc.	129,166	1,512,534
Great Ajax Corp.	52,322	688,557
Invesco Mortgage Capital Inc.	716,819	1,992,757
Lument Finance Trust Inc.	46,644	179,113
Manhattan Bridge Capital Inc.	18,420	101,310
Nexpoint Real Estate Finance Inc.	17,140	329,945
Orchid Island Capital Inc.	331,272	1,490,724
Ready Capital Corp.	144,384	2,256,722

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Sachem Capital Corp.	66,089	$385,960
Seven Hills Realty Trust(b)	31,997	332,129
Western Asset Mortgage Capital Corp.	145,340	306,667
		20,880,674
Multi-Utilities — 0.1%
Unitil Corp.	37,997	1,747,482
Multiline Retail — 0.3%
Franchise Group Inc.	68,818	3,589,547
Oil, Gas & Consumable Fuels — 4.3%
Adams Resources & Energy Inc.	8,534	237,331
Aemetis Inc.(a)(b)	67,329	828,147
Alto Ingredients Inc.(a)(b)	179,075	861,351
Altus Midstream Co., Class A.	7,883	483,307
American Resources Corp.(a)(b)	94,477	170,059
Amplify Energy Corp.(a)	87,023	270,641
Arch Resources Inc.	36,659	3,347,700
Ardmore Shipping Corp.(a)	84,797	286,614
Battalion Oil Corp.(a)(b)	8,069	79,076
Berry Corp.	164,521	1,385,267
Centrus Energy Corp., Class A(a)(b)	23,473	1,171,537
Civitas Resources Inc.	105,527	5,167,657
CONSOL Energy Inc.(a)(b)	83,297	1,891,675
Crescent Energy Inc.(a)(b)	73,157	927,631
Dorian LPG Ltd.	74,719	948,184
Earthstone Energy Inc., Class A(a)(b)	61,998	678,258
Energy Fuels Inc./Canada(a)(b)	374,528	2,857,649
Epsilon Energy Ltd.(a)(b)	34,504	195,638
Evolution Petroleum Corp.	75,174	379,629
EzFill Holdings Inc.(a)(b)	15,222	21,006
Falcon Minerals Corp.	99,004	482,149
Gevo Inc.(a)(b)	485,546	2,078,137
Green Plains Inc.(a)(b)	99,613	3,462,548
Hallador Energy Co.(a)	57,738	142,035
HighPeak Energy Inc.(b)	12,108	177,261
International Seaways Inc.	112,004	1,644,219
Laredo Petroleum Inc.(a)(b)	30,574	1,838,415
Lightbridge Corp.(a)(b)	17,466	115,712
NACCO Industries Inc., Class A	9,932	360,432
NextDecade Corp.(a)	65,193	185,800
Nordic American Tankers Ltd.	413,751	699,239
Northern Oil and Gas Inc.	127,011	2,613,886
Overseas Shipholding Group Inc., Class A(a)(b)	160,153	301,088
Par Pacific Holdings Inc.(a)	112,604	1,856,840
Peabody Energy Corp.(a)	216,189	2,177,023
PEDEVCO Corp.(a)	33,386	35,389
Penn Virginia Corp.(a)	51,612	1,389,395
PHX Minerals Inc.	63,104	136,936
PrimeEnergy Resources Corp.(a)	1,452	100,217
REX American Resources Corp.(a)	13,368	1,283,328
Riley Exploration Permian Inc.	6,072	117,311
Ring Energy Inc.(a)(b)	202,554	461,823
SandRidge Energy Inc.(a)	76,044	795,420
SilverBow Resources Inc.(a)(b)	17,652	384,284
Stabilis Solutions Inc.(a)	6,180	26,574
Teekay Corp.(a)	167,415	525,683
Teekay Tankers Ltd., Class A(a)	57,413	625,802
Tellurian Inc.(a)(b)	901,651	2,777,085
Uranium Energy Corp.(a)(b)	625,032	2,093,857
Ur-Energy Inc.(a)(b)	435,958	531,869
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
VAALCO Energy Inc.(a)	131,327	$421,560
Vertex Energy Inc.(a)(b)	122,472	554,798
W&T Offshore Inc.(a)(b)	230,331	743,969
		53,328,441
Paper & Forest Products — 0.4%
Clearwater Paper Corp.(a)	40,206	1,474,354
Glatfelter Corp.	106,536	1,832,419
Verso Corp., Class A.	64,973	1,755,571
		5,062,344
Personal Products — 0.6%
Beauty Health Co. (The)(a)(b)	208,895	5,046,903
Grove Inc.(a)(b)	5,353	21,573
Guardion Health Sciences Inc.(a)(b)	56,588	36,618
Jupiter Wellness Inc.(a)(b)	39,472	35,130
LifeMD Inc.(a)(b)	47,537	183,968
Lifevantage Corp.(a)(b)	31,146	196,843
Mannatech Inc.	2,902	111,205
Natural Alternatives International Inc.(a)	12,230	154,587
Natural Health Trends Corp.	17,725	119,998
Nature’s Sunshine Products Inc.	28,594	528,989
Revlon Inc., Class A(a)(b)	17,139	194,356
Summer Infant Inc.(a)	2,935	30,495
Thorne HealthTech Inc.(a)(b)	16,208	100,652
United-Guardian Inc.	8,351	136,956
Veru Inc.(a)(b)	155,389	915,241
		7,813,514
Pharmaceuticals — 3.4%
9 Meters Biopharma Inc.(a)(b)	557,753	545,873
AcelRx Pharmaceuticals Inc.(a)(b)	287,239	160,911
Acer Therapeutics Inc.(a)	25,255	58,087
Aclaris Therapeutics Inc.(a)(b)	122,966	1,787,926
Adial Pharmaceuticals Inc.(a)(b)	33,862	91,427
Aerie Pharmaceuticals Inc.(a)(b)	101,823	714,797
Aerpio Pharmaceuticals Inc., NVS(b)	102,420	1
Agile Therapeutics Inc.(a)	212,416	103,680
Alimera Sciences Inc.(a)	17,158	87,849
Altamira Therapeutics Ltd.(a)	30,857	56,005
Amphastar Pharmaceuticals Inc.(a)	90,078	2,097,917
Ampio Pharmaceuticals Inc.(a)(b)	477,967	272,441
Anebulo Pharmaceuticals Inc.(a)	7,211	44,780
Angion Biomedica Corp.(a)	53,118	154,042
ANI Pharmaceuticals Inc.(a)	26,600	1,225,728
Antares Pharma Inc.(a)	401,859	1,434,637
Aquestive Therapeutics Inc.(a)(b)	62,340	242,503
Athira Pharma Inc.(a)(b)	78,782	1,026,529
Avenue Therapeutics Inc.(a)	18,803	17,073
Aytu BioPharma Inc.(a)(b)	64,026	86,435
Baudax Bio Inc.(a)(b)	201,369	44,140
BioDelivery Sciences International Inc.(a)	223,844	693,916
Biofrontera Inc.(a)(b)	8,772	65,965
Cara Therapeutics Inc.(a)	108,293	1,319,009
cbdMD Inc.(a)	91,785	99,128
Citius Pharmaceuticals Inc.(a)(b)	272,485	419,627
Clearside Biomedical Inc.(a)	116,744	321,046
Clever Leaves Holdings Inc.(a)(b)	51,590	159,929
CNS Pharmaceuticals Inc.(a)(b)	38,917	27,335
Cocrystal Pharma Inc.(a)(b)	215,939	140,360
Cognition Therapeutics Inc.(a)	7,997	50,541
Collegium Pharmaceutical Inc.(a)(b)	83,883	1,566,934

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Context Therapeutics LLC(a)(b)	11,547	$30,715
CorMedix Inc.(a)(b)	91,044	414,250
Cumberland Pharmaceuticals Inc.(a)	20,498	95,726
Cymabay Therapeutics Inc.(a)	166,478	562,696
Dare Bioscience Inc.(a)(b)	177,408	354,816
Dermata Therapeutics Inc.(a)(b)	7,814	13,596
DICE Therapeutics Inc.(a)(b)	33,862	857,047
Durect Corp.(a)(b)	544,995	537,311
Eloxx Pharmaceuticals Inc.(a)(b)	143,672	100,570
Enveric Biosciences Inc.(a)(b)	46,583	43,322
Esperion Therapeutics Inc.(a)	65,560	327,800
Eton Pharmaceuticals Inc.(a)(b)	50,524	216,748
Evofem Biosciences Inc.(a)(b)	393,722	147,843
Evoke Pharma Inc.(a)	85,121	47,651
Evolus Inc.(a)	80,375	523,241
Eyenovia Inc.(a)(b)	42,965	171,860
EyePoint Pharmaceuticals Inc.(a)(b)	50,739	621,045
Fulcrum Therapeutics Inc.(a)	66,300	1,172,847
Graybug Vision Inc.(a)(b)	30,928	56,598
Harrow Health Inc.(a)	54,207	468,349
Hepion Pharmaceuticals Inc.(a)(b)	185,315	211,259
Hoth Therapeutics Inc.(a)(b)	61,535	40,552
Ikena Oncology Inc.(a)	62,311	781,380
IMARA Inc.(a)	25,081	56,432
Jaguar Health Inc.(a)(b)	113,497	118,037
Journey Medical Corp.(a)	8,375	45,058
Kala Pharmaceuticals Inc.(a)(b)	119,746	144,893
Kaleido Biosciences Inc.(a)(b)	49,106	117,363
KemPharm Inc.(a)(b)	71,783	625,230
Landos Biopharma Inc.(a)	11,508	55,238
Lannett Co. Inc.(a)(b)	89,768	145,424
Lipocine Inc.(a)(b)	213,303	211,405
Liquidia Corp.(a)	83,151	404,945
Longboard Pharmaceuticals Inc.(a)(b)	16,752	81,080
Lyra Therapeutics Inc.(a)(b)	16,231	70,767
Marinus Pharmaceuticals Inc.(a)(b)	88,916	1,056,322
MediWound Ltd.(a)	41,332	97,544
Mind Medicine MindMed Inc.(a)	847,206	1,169,144
MyMD Pharmaceuticals Inc.(a)(b)	91,524	554,635
Novan Inc.(a)(b)	47,210	196,866
Nutriband Inc.(a)(b)	3,294	33,204
Ocular Therapeutix Inc.(a)(b)	184,709	1,287,422
Ocuphire Pharma Inc.(a)(b)	26,596	99,203
Odonate Therapeutics Inc.(a)(b)	39,666	53,549
Omthera Pharmaceuticals Inc., NVS(a)(c)	60,904	15,716
Opiant Pharmaceuticals Inc.(a)	10,156	341,546
Optinose Inc.(a)(b)	92,128	149,247
Oramed Pharmaceuticals Inc.(a)(b)	73,016	1,042,669
Osmotica Pharmaceuticals PLC(a)	52,051	56,215
Otonomy Inc.(a)(b)	139,209	289,555
Palisade Bio Inc.(a)(b)	20,314	26,408
Paratek Pharmaceuticals Inc.(a)	118,497	532,052
Petros Pharmaceuticals Inc.(a)(b)	14,204	47,299
PLx Pharma Inc.(a)(b)	64,894	519,801
Processa Pharmaceuticals Inc.(a)(b)	28,105	137,715
ProPhase Labs Inc.	22,396	160,579
Provention Bio Inc.(a)	133,454	750,012
Pulmatrix Inc.(a)	139,904	61,222
Rain Therapeutics Inc.(a)(b)	35,277	454,368
Recro Pharma Inc.(a)(b)	105,908	181,103
Security	Shares	Value

Pharmaceuticals (continued)
Relmada Therapeutics Inc.(a)	37,701	$849,404
Restorbio Inc., NVS(a)(c)	8,569	—
Reviva Pharmaceuticals Holdings Inc.(a)	22,312	63,143
Satsuma Pharmaceuticals Inc.(a)	50,281	226,265
scPharmaceuticals Inc.(a)(b)	31,811	159,691
SCYNEXIS Inc.(a)(b)	56,986	347,615
Seelos Therapeutics Inc.(a)(b)	240,757	392,434
SIGA Technologies Inc.(a)(b)	116,169	873,591
Tarsus Pharmaceuticals Inc.(a)(b)	20,303	456,818
Terns Pharmaceuticals Inc.(a)	33,789	238,888
TFF Pharmaceuticals Inc.(a)(b)	51,264	454,712
TherapeuticsMD Inc.(a)	956,709	340,110
Theseus Pharmaceuticals Inc.(a)(b)	27,158	344,363
Timber Pharmaceuticals Inc.(a)	74,042	28,136
Trevi Therapeutics Inc.(a)(b)	26,784	20,950
Tricida Inc.(a)(b)	70,212	671,227
Ventyx Biosciences Inc.(a)(b)	25,470	505,834
Verrica Pharmaceuticals Inc.(a)	32,680	299,349
VYNE Therapeutics Inc.(a)	116,111	118,433
WaVe Life Sciences Ltd.(a)	108,931	342,043
Xeris Biopharma Holdings Inc.(a)(b)	286,379	839,091
Zynerba Pharmaceuticals Inc.(a)(b)	96,972	279,279
		42,154,437
Professional Services — 1.5%
Acacia Research Corp.(a)(b)	117,877	604,709
Akerna Corp.(a)(b)	57,138	99,991
Atlas Technical Consultants Inc.(a)	33,849	285,009
Barrett Business Services Inc.	18,292	1,263,246
BGSF Inc.	24,909	357,444
CRA International Inc.	17,555	1,638,935
DLH Holdings Corp.(a)(b)	12,767	264,532
Forrester Research Inc.(a)	27,371	1,607,499
Franklin Covey Co.(a)	30,768	1,426,404
Heidrick & Struggles International Inc.	47,147	2,061,738
Hill International Inc.(a)(b)	110,624	215,717
HireQuest Inc.(b)	12,805	258,149
Hudson Global Inc.(a)(b)	6,337	182,632
Kelly Services Inc., Class A, NVS	86,262	1,446,614
Kforce Inc.	49,310	3,709,098
Mastech Digital Inc.(a)	9,749	166,415
Mistras Group Inc.(a)	48,259	358,564
RCM Technologies Inc.(a)(b)	21,239	151,222
Red Violet Inc.(a)(b)	18,071	717,238
Resources Connection Inc.	77,901	1,389,754
ShiftPixy Inc.(a)(b)	23,669	27,693
Volt Information Sciences Inc.(a)(b)	35,349	102,866
Where Food Comes From Inc.(b)	6,967	99,698
Willdan Group Inc.(a)	26,824	944,205
		19,379,372
Real Estate Management & Development — 0.4%
Alset EHome International Inc.(a)(b)	60,053	33,509
Altisource Asset Management Corp.(a)(c)	3,243	58,050
Altisource Portfolio Solutions SA(a)	12,894	144,671
American Realty Investors Inc.(a)	4,797	60,682
AMREP Corp.(a)(b)	8,413	127,878
Comstock Holding Companies Inc.(a)	5,346	26,035
Fathom Holdings Inc.(a)(b)	14,781	302,419
Forestar Group Inc.(a)	40,880	889,140
FRP Holdings Inc.(a)	16,234	938,325
InterGroup Corp. (The)(a)	8,106	437,724

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development (continued)
JW Mays Inc.(a)	1,006	$40,854
Maui Land & Pineapple Co. Inc.(a)(b)	17,707	176,362
Rafael Holdings Inc., Class B(a)(b)	23,787	121,314
Stratus Properties Inc.(a)	14,344	524,560
Tejon Ranch Co.(a)	50,730	967,928
Transcontinental Realty Investors Inc.(a)	3,171	123,986
Trinity Place Holdings Inc.(a)(b)	43,907	80,789
		5,054,226
Road & Rail — 0.4%
Covenant Logistics Group Inc., Class A(a)	29,955	791,711
Daseke Inc.(a)(b)	97,010	973,980
HyreCar Inc.(a)	42,232	198,913
PAM Transportation Services Inc.(a)(b)	8,638	613,384
Patriot Transportation Holding Inc.	5,567	44,926
U.S. Xpress Enterprises Inc., Class A(a)(b)	67,337	395,268
Universal Logistics Holdings Inc.	19,197	362,055
USA Truck Inc.(a)	19,735	392,332
Yellow Corp.(a)(b)	122,580	1,543,282
		5,315,851
Semiconductors & Semiconductor Equipment — 2.6%
Aehr Test Systems(a)	55,843	1,350,284
Alpha & Omega Semiconductor Ltd.(a)	51,714	3,131,800
Amtech Systems Inc.(a)(b)	29,143	287,933
Atomera Inc.(a)(b)	48,943	984,733
AXT Inc.(a)	97,709	860,816
CEVA Inc.(a)	54,673	2,364,061
CVD Equipment Corp.(a)	12,472	51,385
CyberOptics Corp.(a)	17,131	796,592
eMagin Corp.(a)	164,002	211,563
Everspin Technologies Inc.(a)	37,981	429,185
GSI Technology Inc.(a)(b)	41,270	191,080
Ichor Holdings Ltd.(a)	68,264	3,142,192
Impinj Inc.(a)(b)	45,916	4,072,749
inTEST Corp.(a)	25,942	329,982
Kopin Corp.(a)(b)	187,182	765,574
Meta Materials Inc.(a)(b)	488,317	1,201,260
NeoPhotonics Corp.(a)	124,516	1,913,811
NVE Corp.	11,675	797,402
PDF Solutions Inc.(a)	73,086	2,323,404
Photronics Inc.(a)	144,004	2,714,475
Pixelworks Inc.(a)(b)	125,445	551,958
QuickLogic Corp.(a)(b)	28,443	145,344
SkyWater Technology Inc.(a)(b)	19,720	319,858
SMART Global Holdings Inc.(a)	42,492	3,016,507
Summit Wireless Technologies Inc.(a)	35,004	48,656
		32,002,604
Software — 2.0%
A10 Networks Inc.	146,004	2,420,746
Agilysys Inc.(a)	51,722	2,299,560
Alfi Inc.(a)	14,578	33,529
American Software Inc./GA, Class A	76,075	1,990,883
Arteris Inc.(a)	12,601	266,007
Asure Software Inc.(a)	43,426	340,026
Auddia Inc.(a)(b)	22,580	40,192
AudioEye Inc.(a)(b)	16,850	118,287
Aware Inc./MA(a)	32,070	101,020
Benefitfocus Inc.(a)(b)	60,323	643,043
BSQUARE Corp.(a)(b)	41,672	71,259
ChannelAdvisor Corp.(a)	71,770	1,771,284
Security	Shares	Value

Software (continued)
Cleanspark Inc.(a)	82,954	$789,722
Color Star Technology Co. Ltd.(a)	343,132	172,424
CoreCard Corp.(a)(b)	17,437	676,556
CYNGN Inc.(a)(b)	7,797	35,086
DatChat Inc.(a)	4,799	14,541
Digimarc Corp.(a)(b)	31,068	1,226,565
Duos Technologies Group Inc.(a)(b)	8,537	43,709
eGain Corp.(a)	50,898	507,962
Greenidge Generation Holdings Inc.(a)	23,031	369,648
GTY Technology Holdings Inc.(a)	79,351	531,652
Intrusion Inc.(a)(b)	39,757	136,764
Issuer Direct Corp.(a)(b)	7,529	221,737
Kaspien Holdings Inc.(a)	2,432	25,779
Mind CTI Ltd.	38,822	120,348
Mitek Systems Inc.(a)(b)	104,332	1,851,893
NetSol Technologies Inc.(a)	24,231	95,470
Oblong Inc.(a)	37,760	38,893
OneSpan Inc.(a)(b)	85,599	1,449,191
Park City Group Inc.(a)	30,773	179,099
Phunware Inc.(a)(b)	172,955	454,872
Qumu Corp.(a)(b)	37,980	80,518
RealNetworks Inc.(a)(b)	85,466	83,757
Rekor Systems Inc.(a)(b)	81,450	533,497
Rimini Street Inc.(a)	108,944	650,396
Seachange International Inc.(a)(b)	105,169	168,270
ShotSpotter Inc.(a)	20,872	616,141
SilverSun Technologies Inc.	6,781	30,175
Smith Micro Software Inc.(a)	110,515	543,734
SRAX Inc.(a)(b)	51,313	230,395
Stronghold Digital Mining Inc.(a)(b)	17,548	225,492
Synchronoss Technologies Inc.(a)(b)	152,222	371,422
Verb Technology Co. Inc.(a)	146,403	181,540
Veritone Inc.(a)(b)	69,125	1,553,930
VirnetX Holding Corp.(a)	152,373	396,170
Weave Communications Inc.(a)	11,100	168,498
		24,871,682
Specialty Retail — 3.1%
America’s Car-Mart Inc./TX(a)	14,621	1,497,190
Barnes & Noble Education Inc.(a)	110,366	751,592
Big 5 Sporting Goods Corp.(b)	50,978	969,092
Build-A-Bear Workshop Inc., Class A	34,822	679,725
Caleres Inc.	89,571	2,031,470
CarLotz Inc.(a)(b)	175,662	398,753
Cato Corp. (The), Class A	47,517	815,392
Chico’s FAS Inc.(a)	292,620	1,574,296
Citi Trends Inc.(a)	20,878	1,978,190
Conn’s Inc.(a)(b)	43,100	1,013,712
Container Store Group Inc. (The)(a)(b)	76,620	764,668
Envela Corp.(a)(b)	16,614	67,619
Express Inc.(a)(b)	158,596	488,476
Genesco Inc.(a)(b)	35,951	2,306,976
Haverty Furniture Companies Inc.	39,346	1,202,807
Hibbett Inc.	36,068	2,594,371
J Jill Inc.(a)	10,480	201,006
JOANN Inc.(b)	27,606	286,550
Kirkland’s Inc.(a)(b)	31,915	476,491
Lazydays Holdings Inc.(a)(b)	18,488	398,232
LMP Automotive Holdings Inc.(a)	14,388	100,572
Lumber Liquidators Holdings Inc.(a)	69,725	1,190,206
MarineMax Inc.(a)(b)	51,197	3,022,671

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
OneWater Marine Inc., Class A	24,735	$1,508,093
Party City Holdco Inc.(a)(b)	268,915	1,497,857
Shift Technologies Inc.(a)(b)	149,647	510,296
Shoe Carnival Inc.	42,997	1,680,323
Sportsman’s Warehouse Holdings Inc.(a)	105,960	1,250,328
Tilly’s Inc., Class A	54,868	883,923
TravelCenters of America Inc.(a)	30,434	1,571,003
Winmark Corp.	8,396	2,084,643
Xcel Brands Inc.(a)(b)	23,052	25,127
Zumiez Inc.(a)	51,765	2,484,202
		38,305,852
Technology Hardware, Storage & Peripherals — 0.5%
AstroNova Inc.(a)	17,034	229,959
Avid Technology Inc.(a)	87,748	2,857,952
Boxlight Corp., Class A(a)(b)	124,550	171,879
DSS Inc.(a)(b)	135,076	90,771
Eastman Kodak Co.(a)(b)	110,404	516,691
Immersion Corp.(a)(b)	68,245	389,679
Intevac Inc.(a)	59,021	277,989
Movano Inc.(a)(b)	26,896	102,205
One Stop Systems Inc.(a)(b)	34,134	168,963
Quantum Corp.(a)	141,304	779,998
Socket Mobile Inc.(a)	15,229	62,134
TransAct Technologies Inc.(a)(b)	21,912	238,841
Turtle Beach Corp.(a)(b)	37,246	829,096
		6,716,157
Textiles, Apparel & Luxury Goods — 0.6%
Charles & Colvard Ltd.(a)	62,250	179,903
Crown Crafts Inc.	20,018	145,531
Culp Inc.	29,129	277,017
Delta Apparel Inc.(a)	15,172	451,215
Fossil Group Inc.(a)(b)	116,561	1,199,413
Jerash Holdings U.S. Inc.	8,361	54,096
Lakeland Industries Inc.(a)	18,365	398,521
Movado Group Inc.	37,986	1,588,954
Rocky Brands Inc.	16,788	668,162
Superior Group of Companies Inc.	28,246	619,717
Unifi Inc.(a)	33,377	772,678
Vera Bradley Inc.(a)	62,430	531,279
Vince Holding Corp.(a)(b)	8,588	68,403
		6,954,889
Thrifts & Mortgage Finance — 2.1%
1895 Bancorp of Wisconsin Inc.(a)	7,398	80,638
Blue Foundry Bancorp(a)(b)	68,588	1,003,442
Bogota Financial Corp.(a)	12,430	126,537
Bridgewater Bancshares Inc.(a)	50,870	899,890
Broadway Financial Corp./DE(a)(b)	72,189	166,757
Catalyst Bancorp Inc.(a)	10,356	141,567
CF Bankshares Inc.	9,651	201,320
Cincinnati Bancorp Inc.(a)(b)	5,705	82,722
Elmira Savings Bank.	5,967	136,406
ESSA Bancorp. Inc.	21,904	379,596
Federal Agricultural Mortgage Corp., Class C, NVS.	22,228	2,754,716
FFBW Inc.(a)	14,778	173,494
Finance of America Companies Inc., Class A(a)(b)	45,399	180,234
First Seacoast Bancorp.(a)	6,539	69,967
FS Bancorp. Inc.	17,462	587,247
Greene County Bancorp. Inc.	8,499	312,338
Guaranty Federal Bancshares Inc.	7,339	234,408
Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Hingham Institution For Savings (The)	3,546	$1,488,894
HMN Financial Inc.(a)	9,052	220,688
Home Bancorp. Inc.	18,845	782,256
Home Federal Bancorp. Inc./LA	6,630	131,340
Home Point Capital Inc.	19,555	87,997
HV Bancorp Inc.(a)	2,999	66,668
IF Bancorp. Inc.	6,224	154,542
Impac Mortgage Holdings Inc.(a)	31,768	35,266
Kentucky First Federal Bancorp.	10,216	76,824
Lake Shore Bancorp. Inc.	5,186	78,205
Luther Burbank Corp.	38,065	534,433
Magyar Bancorp Inc.(b)	7,800	96,096
Merchants Bancorp./IN.	24,238	1,147,185
Mid-Southern Bancorp Inc.	6,081	91,276
Northeast Community Bancorp Inc., NVS	24,599	273,787
Northfield Bancorp. Inc.	105,695	1,708,031
Oconee Federal Financial Corp.	2,702	58,904
Ocwen Financial Corp.(a)	19,743	789,128
OP Bancorp.	29,810	380,376
PB Bankshares Inc.(a)	6,360	86,432
PCSB Financial Corp.	31,380	597,475
Pioneer Bancorp. Inc./NY(a)(b)	29,380	332,582
Ponce de Leon Federal Bank(a)	17,052	249,641
Premier Financial Corp.	91,187	2,818,590
Provident Bancorp. Inc.	37,286	693,520
Provident Financial Holdings Inc.	15,464	255,929
Prudential Bancorp. Inc.	16,492	223,961
Randolph Bancorp Inc.(b)	10,813	258,214
Rhinebeck Bancorp Inc.(a)	7,447	79,608
Riverview Bancorp. Inc.	51,708	397,634
Security National Financial Corp., Class A(a)	25,574	235,281
Southern Missouri Bancorp. Inc.	18,519	966,136
Sterling Bancorp Inc./MI(a)	44,273	254,570
TC Bancshares Inc.(a)(b)	12,558	168,152
Territorial Bancorp. Inc.	19,934	503,333
Texas Community Bancshares Inc.(a)(b)	6,687	103,381
Timberland Bancorp. Inc./WA	19,690	545,413
Velocity Financial Inc.(a)	20,697	283,549
Waterstone Financial Inc.	53,180	1,162,515
Western New England Bancorp. Inc.	49,637	434,820
William Penn Bancorp. Inc.(b)	29,957	361,881
WVS Financial Corp.	4,286	65,962
		26,811,754
Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	391,230	1,208,901
Turning Point Brands Inc.	35,372	1,336,354
		2,545,255
Trading Companies & Distributors — 1.1%
Alta Equipment Group Inc.(a)	45,228	662,138
BlueLinx Holdings Inc.(a)	22,373	2,142,439
DXP Enterprises Inc./TX(a)	41,915	1,075,958
EVI Industries Inc.(a)(b)	13,745	429,256
Hudson Technologies Inc.(a)	94,376	419,029
Huttig Building Products Inc.(a)	60,510	669,846
India Globalization Capital Inc.(a)(b)	113,092	110,434
Karat Packaging Inc.(a)(b)	11,675	235,952
Lawson Products Inc./DE(a)(b)	11,265	616,759
Titan Machinery Inc.(a)(b)	46,761	1,575,378
Transcat Inc.(a)(b)	17,056	1,576,486
Veritiv Corp.(a)(b)	34,869	4,273,893

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors (continued)
Willis Lease Finance Corp.(a)	6,948	$261,592
		14,049,160
Water Utilities — 0.3%
Artesian Resources Corp., Class A, NVS.	19,438	900,563
Cadiz Inc.(a)	51,296	198,003
Consolidated Water Co. Ltd.	35,077	373,219
Global Water Resources Inc.	30,871	527,894
Pure Cycle Corp.(a)	46,296	675,922
York Water Co. (The)	31,398	1,562,992
		4,238,593
Wireless Telecommunication Services — 0.2%
Gogo Inc.(a)(b)	143,587	1,942,732
Spok Holdings Inc.	43,188	402,944
		2,345,676
Total Common Stocks — 99.7%
(Cost: $1,190,365,948)		1,247,643,192

Preferred Stocks

Hotels, Restaurants & Leisure — 0.0%
FAT Brands Inc., 8.25%	960	17,741

Total Preferred Stocks — 0.0%
(Cost: $12,564)		17,741

Rights

Media — 0.0%
Social Reality Inc., Class A, NVS (Expires 12/31/22)(a)(b)(c)	23,207	—

Total Rights — 0.0%
(Cost: $0)		—
Security	Shares	Value

Short-Term Investments

Money Market Funds — 13.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(d)(e)(f)	168,687,555	$168,738,161
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	2,930,000	2,930,000
		171,668,161
Total Short-Term Investments — 13.7%
(Cost: $171,628,588)		171,668,161

Total Investments in Securities — 113.4%
(Cost: $1,362,007,100)		1,419,329,094

Other Assets, Less Liabilities — (13.4)%		(167,671,546)

Net Assets — 100.0%		$1,251,657,548

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$216,470,830	$—		$(47,670,753	)(a)	$(21,023)	$(40,893)	$168,738,161	168,687,555	$2,329,495	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	680,000	2,250,000	)(a)	—		—	—	2,930,000	2,930,000	108		—
						$(21,023)	$(40,893)	$171,668,161		$2,329,603		$—
(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	32	03/18/22	$3,588	$87,023

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,247,468,424	$—	$174,768	$1,247,643,192
Preferred Stocks	17,741	—	—	17,741
Rights	—	—	—	—
Money Market Funds	171,668,161	—	—	171,668,161
	$1,419,154,326	$—	$174,768	$1,419,329,094
Derivative financial instruments(a)
Assets
Futures Contracts	$87,023	$—	$—	$87,023

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust